Dear Fellow Shareholders:


We are pleased to present to you the financial statements for the GLOBALT Growth Fund which ended the fiscal year on October 31, 2001. We invite all shareholders to review the management discussion and analysis below for a detailed discussion of the Fund's performance.

We welcome our new shareholders and look forward to furthering the investment objectives of all our shareholders. We believe it is important to note that all eligible GLOBALT 401(k) plan participants have elected to be investors in the Fund and collectively are among the Fund's largest shareholders. As always, your questions and comments are welcome. We appreciate your confidence in the GLOBALT Growth Fund.

Sincerely,



Gary E. Fullam

Chief Investment Officer


For a prospectus and more information, including charges and expenses, call toll free 1-877-289-4769. The prospectus should be read carefully before investing. Past performance does not guarantee future results.

Distributed by Unified Financial Securities, Inc. 431 N. Pennsylvania St. Indianapolis, IN 46204. Member NASD and SIPC

Management Discussion & Analysis
Investment Results - Fiscal Year Ended October 2001

The GLOBALT Growth Fund's fiscal year, ended October 31, 2001, encompassed one of the worst periods in history for the U.S. equity markets; in addition to an economic recession, the period included the events and aftermath of the September 11th tragedy. The Fund, whose ticker symbol is GROWX, ended its fiscal year with a -32.76% total return for the year, net of all fees and expenses. That fell between the -24.09% return of the S&P 500, a broad gauge of stock market activity, and the -39.94% return of the Russell 1000 Growth Index, a measure of performance of growth stocks. The markets have improved since the end of the fiscal year, and the net asset value closed at 13.19 as of November 26th, a gain of 8.2% from the net asset value of 12.19 on October 31st (vs. the S&P which had a gain of 9.2% for the same period). We are encouraged by the resilience of the equity markets and we hope to build on the Fund's momentum. As of October 31st, the Fund has returned 69.62% since inception December 1, 1995. Please note that the Fund will not pay a dividend in 2001.

                                                     Average Annual Since
                                                          Inception
                                  1 Year               (December 1, 1995)
                                ----------           ---------------------
    GLOBALT Growth Fund            -32.76%                  9.33%
                S&P 500            -24.89%                 11.64%


                     Growth of $25,000
           December 1, 1995 to October 31, 2001

        GLOBALT Growth Fund $42,407                S&P 500 Index $47,963

12/95            $25,000                                  $25,000
05/96             29,400                                   27,947
10/96             31,195                                   29,718
03/97             31,558                                   32,172
08/97             39,077                                   38,510
01/98             41,342                                   42,245
06/98             48,859                                   49,186
04/99             54,237                                   58,585
09/99             53,306                                   56,604
02/00             62,269                                   60,591
12/00             54,473                                   59,116
05/01             51,030                                   56,535
10/01             42,407                                   47,963

Past performance is not predictive of future performance.

The GLOBALT Growth Fund's historical results are net of all expenses, versus the gross market benchmark (the S&P 500 Index). Investors are reminded that when trying to achieve benchmark returns, investment management fees, transaction costs and execution costs will be incurred.

The S&P 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividiends and weighted toward stocks with large market capitalizations.

Commentary and Outlook
Amazingly, it has been over two months since the horrific events of September 11th. It is an understatement to say that it has been an extraordinary time for our country and the capital markets. At this important juncture in the economy and the markets, a couple of things are particularly notable:

The resilience of the equity markets.

It is truly remarkable that the markets have overcome their initial panic and have even restored equilibrium, particularly in light of an active military campaign, anthrax scares, and additional threats to domestic security. In fact, the equity markets have now regained all of the ground lost since September 11th. The markets appear to have embraced the view that the economy's recovery will be delayed as a result of the terror attacks, but recovery is more certain because of continuing massive fiscal and monetary stimulus.

The resurgence of the growth style versus the value style.

After an extended period of underperformance, growth began to outperform value in late September: the Russell 1000 Growth Index dominated the Russell 1000 Value Index by more than 600 basis points in October (source: Baseline), and similar relationships existed in mid-capitalization indices. It is too early to tell if this trend will be sustained or if it represents a reflex rally off of the extremely depressed prices of many growth stocks.

However the growth/value issue plays out in the intermediate term, we see opportunity in many growth areas: high quality growth stocks have more moderate valuations, and many higher growth companies have corrected sharply. We have used the turmoil and uncertainty during this period to acquire a number of these companies for the portfolio.

Consistent with our "reward over risk" theme, we are proceeding carefully but are positioned in the portfolio for a recovering market. As we have discussed before, we are not attempting to time the market; however, we want to be opportunistic in a delayed but powerful recovery. Our current portfolio could be described as a barbell: quality growth stocks with low to moderate valuations on one end, and stocks with a higher growth profile that have corrected sharply on the other. As always, we are focused on stocks that are attractive on all three aspects of our methodology: quantitative, fundamental, and technical.

We expect continued uncertainty in the economy and high volatility in the markets and in investment returns, perhaps for a number of months. The circumstances we confront demanded a reorientation of the portfolio, and we are confident about the steps we have taken to prepare and position it for the period ahead.

                                 Fund Investment

Shares of the Fund are sold on a continuous basis.

Through the Fund's transfer agent, Unified Fund Services, you may invest any amount you choose as often as you wish, subject to a minimum initial investment of $25,000 and minimum subsequent investments of $5,000 ($2,000 for IRA accounts). Shares may also be purchased through a broker dealer or other financial institution authorized by the Fund's distributor (investors may be charged a fee for this service). Purchases can be made by mail or by bank wire (please see prospectus for more information).

The Fund is also available through Fidelity's FUNDSNetwork with a minimum investment of $2,500 ($1,000 through a qualified retirement plan). It is listed as the AmeriPrime Funds - GLOBALT Growth Fund (symbol: GROWX). Fidelity can be reached at 1-800-544-5555 or on the Internet at www.fidelity.com.

The Fund is also available through the Schwab Mutual Fund OneSource service at 1-800-435-4000 or on the Internet at www.schwab.com. The minimum investment in the Fund through this service is $2,500 ($1,000 through a qualified retirement plan). The GLOBALT Growth Fund's mutual fund symbol at Schwab is GROWX.

The GLOBALT Growth Fund may be included as an investment option in 401(k) plans.

GLOBALT Growth Fund
Schedule of Investments - October 31, 2001

Common Stocks - 91.7%                                                    Shares           Value

Abrasive Asbestos & Misc Nonmetallic Mineral Products - 1.0%
Minnesota Mining & Manufacturing Co.                                      1,200           $ 125,256
                                                                                          ----------------
Accident & Health Insurance - 1.8%
AFLAC, Inc.                                                               7,000             171,220
AON Corp.                                                                 1,600              60,864
                                                                                          ----------------
                                                                                             232,084
                                                                                          ----------------
Beverages - 2.7%
Coca-Cola Co.                                                             3,100              148,428
Pepsico, Inc.                                                             4,000              194,840
                                                                                           ----------------
                                                                                             343,268
                                                                                           ----------------
Biological Products (No Diagnostic Substances) - 8.0%
ENZON, Inc. (a)                                                           3,400               210,290
Gilead Sciences, Inc. (a)                                                 2,100               132,090
IDEC Pharmaceuticals Corp. (a)                                            2,100               125,958
Imclone Systems, Inc. (a)                                                 3,600               220,284
Immunex Corp. (a)                                                         6,500               155,285
Invitrogen Corp. (a)                                                      1,600                98,144
Transkaryotic Therapies, Inc. (a)                                         2,500                95,150
                                                                                           ----------------
                                                                                            1,037,201
                                                                                           ----------------

Cogeneration Services & Small Power Producers - 1.0%
AES Corp. (a)                                                             9,400                130,190
                                                                                           ----------------
Computer Communications Equipment -1.1%
Cisco Systems, Inc. (a)                                                   8,300                 140,436
                                                                                           ----------------
Computer & Office Equipment - 0.5%
Lexmark International, Inc. (a)                                           1,400                  62,650
                                                                                           ----------------
Computer Storage Devices - 0.5%
EMC Corp. (a)                                                             5,600                  68,992
                                                                                           ----------------
Crude Petroleum & Natural Gas - 1.7%
Apache Corp.                                                              2,800                 144,480
Ocean Energy, Inc.                                                        3,900                  71,175
                                                                                           ----------------
                                                                                                215,655
                                                                                           ----------------
Cutlery, Handtools & General Hardware - 0.6%
Danaher Corp.                                                             1,500                  83,610
                                                                                           ----------------

Insurance Agents Brokers & Services - 1.2%
Marsh & McLennan Cos., Inc.                                               1,600                 154,800
                                                                                           ----------------
Drilling Oil & Gas Wells - 1.4%
Transocean Sedco Forex, Inc.                                              5,900                 177,885
                                                                                           ----------------
Electronic & Other Electrical Equipment (No Computer Equip) - 2.5%
General Electric Co.                                                      9,000                 327,690
                                                                                           ----------------
Electronic Components & Accessories - 0.8%
AVX Corp.                                                                 5,300                  98,103
                                                                                           ----------------

See accompanying notes which are an integral part of the financial statements.

GLOBALT Growth Fund
Schedule of Investments - October 31, 2001

Common Stocks - 91.7% - continued                                       Shares                 Value

Electronic Computers - 1.4%
Dell Computer Corp. (a)                                                   7,300               $ 175,054
                                                                                           ----------------
Electronic Connectors - 0.4%
Molex, Inc.                                                               1,800                  52,074
                                                                                           ----------------
Finance Services - 1.1%
Morgan Stanley Dean Witter & Co.                                          3,000                 146,760
                                                                                            ----------------
Fire, Marine & Casualty Insurance - 2.7%
American International Group, Inc.                                        4,500                 353,700
                                                                                            ----------------
General Industrial Machinery & Equipment - 1.1%
Tyco International Ltd.                                                   3,000                 147,420
                                                                                           ----------------
Industrial Organic Chemicals - 0.5%
Lubrizol Corp.                                                            2,500                  70,350
                                                                                           ----------------

Instruments For Measuring & Testing Electricity & Electric Signals - 0.9%
Teradyne, Inc. (a)                                                        5,200                 119,860
                                                                                          ----------------
Insurance Agents, Brokers & Services - 0.4%
Express Scripts, Inc. (a)(c)                                              1,300                  53,222
                                                                                          ----------------
Investment Advice - 0.5%
Franklin Resources, Inc.                                                  2,200                  70,620
                                                                                           ----------------
Miscellaneous Chemical Products - 0.6%
Cabot Corp.                                                               2,400                  80,400
                                                                                           ----------------
Miscellaneous Fabricated Metal Products - 1.2%
Shaw Group, Inc. (a)                                                      5,600                 154,000
                                                                                           ----------------
Motorcycles, Bicycles & Parts - 1.1%
Harley-Davidson, Inc.                                                     3,000                 135,780
                                                                                           ----------------

Motor Vehicle Parts & Accessories - 1.0%
Honeywell International, Inc.                                             4,500                 132,975
                                                                                           ----------------
National Commercial Banks - 2.0%
Bank of America Corp.                                                     2,100                 123,879
Citigroup, Inc.                                                           1,533                  69,782
City National Corp.                                                       1,500                  61,500
                                                                                           ----------------
                                                                                                255,161
                                                                                           ----------------
Natural Gas Transmission - 0.9%
Williams Companies, Inc.                                                  4,100                 118,367
                                                                                           ----------------

See accompanying notes which are an integral part of the fianncial statements.

GLOBALT Growth Fund
Schedule of Investments - October 31, 2001

Common Stocks - 91.7% - continued                                        Shares                 Value

Oil & Gas Field Machinery & Equipment - 1.8%
Baker Hughes, Inc.                                                        2,800               $ 100,324
National Oilwell, Inc. (a)                                                7,100                 131,492
                                                                                           ----------------
                                                                                                231,816
                                                                                           ----------------
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.8%
Zimmer Holdings, Inc. (a)                                                 3,190                  98,603
                                                                                           ----------------
Perfumes, Cosmetics & Other Toilet Preparations - 0.8%
Avon Products, Inc.                                                       2,200                 103,026
                                                                                           ----------------

Pharmaceutical Preparations - 13.5%
Abbott Laboratories, Inc.                                                 3,100                 164,238
American Home Products Corp                                               3,500                 195,405
Andrx Corp. (a)                                                           1,500                  97,395
Barr Laboratories, Inc. (a)                                               1,400                 101,920
Bristol-Myers Squibb Co.                                                  6,800                 363,460
Cephalon, Inc. (a)                                                        2,300                 145,015
Forest Labs, Inc. (a)                                                     1,400                 104,132
IVAX Corp.                                                                8,700                 178,785
Johnson & Johnson                                                         5,424                 314,104
King Pharmaceuticals, Inc.                                                2,166                  84,452
                                                                                          ----------------
                                                                                              1,748,906
                                                                                           ----------------
Printed Circuit Boards - 1.1%
Jabil Circuit, Inc. (a)                                                   3,400                  72,080
Solectron Corp. (a)                                                       5,800                  71,340
                                                                                           ----------------
                                                                                                143,420
                                                                                           ----------------
Radio & TV Broadcasting & Communications Equipment - 0.8%
Harris Corp.                                                              1,700                  58,276
Scientific-Atlanta, Inc.                                                  2,000                  41,740
                                                                                           ----------------
                                                                                                100,016
                                                                                           ----------------
Retail-Eating Places  - 2.9%
Darden Restaurants, Inc.                                                  4,000                 128,080
McDonald's Corp. (a)                                                      6,900                 179,883
Wendy's International, Inc.(a)                                            2,500                  65,750
                                                                                          ----------------
                                                                                                373,713
                                                                                          ----------------
Retail-Jewelry Stores - 0.5%
Tiffany & Co.                                                             2,500                  58,475
                                                                                           ----------------

Retail-Lumber & Other Building Material Dealers - 0.9%
Home Depot, Inc.                                                          2,900                 110,867
                                                                                           ----------------
Retail-Retail Stores, NEC  - 1.3%
Alberto Culver Co. - Class B                                              4,000                 169,000
                                                                                            ----------------
Retail-Variety Stores - 4.1%
Costco Wholesale Corp. (a)                                                4,200                 158,886
Wal-Mart Stores, Inc.                                                     7,300                 375,220
                                                                                            ----------------
                                                                                                534,106
                                                                                           ----------------
Rubber & Plastic Footwear - 0.5%
Nike, Inc. - Class B                                                      1,400                  69,104
                                                                                           ----------------

See accompanying notes which are an integral part of the financial statements.

GLOBALT Growth Fund
Schedule of Investments - October 31, 2001

Common Stocks - 91.7% - continued                                        Shares                 Value

Semiconductors & Related Devices - 5.2%
Analog Devices, Inc. (a)                                                  2,300                $ 87,400
Broadcom Corp. - Class A (a)                                              1,900                  65,379
Conexant Systems, Inc. (a)                                               11,800                 119,770
Integrated Device Technology, Inc.  (a)                                   2,100                  58,485
Intel Corp. (a)                                                           2,900                  70,818
LSI Logic Corp. (a)                                                       3,900                  66,105
Microchip Technology, Inc. (a)                                            2,900                  90,538
RF Micro Devices, Inc. (a)(c)                                             5,800                 118,552
                                                                                           ----------------
                                                                                                677,047
                                                                                           ----------------
Services - Computer Integrated Systems Design - 0.9%
Computer Sciences Corp. (a)                                               3,200                 114,912
                                                                                           ----------------
Services-Computer Programming, Data Processing, Etc. - 0.9%
AOL Time Warner, Inc. (a)                                                 3,600                 111,960
                                                                                           ----------------
Services-Consumer Credit Reporting, Collection Agencies - 0.7%
Equifax, Inc.                                                             4,300                  96,148
                                                                                           ----------------
Services-Prepackaged Software - 8.5%
BMC Software, Inc. (a)                                                    4,700                  70,829
Citrix Systems, Inc. (a)                                                  1,500                  35,100
Computer Associates International, Inc.                                   4,300                 132,956
Intuit, Inc. (a)                                                          3,900                 156,858
Microsoft Corp. (a)                                                       7,200                 418,680
Network Associates, Inc. (a)                                              3,200                  61,440
Oracle Corp. (a)                                                          4,500                  61,020
Rational Software Corp. (a)                                               6,200                  81,344
VERITAS Software Co. (a)                                                  2,800                  79,464
                                                                                           ----------------
                                                                                              1,097,691
                                                                                           ----------------
Special Industry Machinery - 0.4%
Applied Materials, Inc. (a)                                               1,400                  47,754
                                                                                           ----------------

Surgical & Medical Insruments & Apparatus - 0.6%
Baxter International, Inc.                                                1,700                  82,229
                                                                                           ----------------
Telephone Communications (No Radio Telephone) - 1.6%
Verizon Communications, Inc.                                              1,800                  89,658
Worldcom, Inc. (a)                                                        8,700                 117,015
                                                                                           ----------------
                                                                                                206,673
                                                                                           ----------------
Telephone Services - 1.4%
SBC Communications, Inc.                                                  4,900                 186,739
                                                                                           ----------------

Wholesale-Drugs Proprietaries & Druggist's Sundries - 1.1%
McKesson HBOC, Inc.                                                       3,700                 136,863
                                                                                           ----------------
Wholesale-Electric Parts & Equipment - 0.8%
Arrow Electronics, Inc.                                                   4,400                 107,580
                                                                                           ----------------

TOTAL COMMON STOCKS (Cost $12,483,026)                                                          11,870,211
                                                                                           ----------------

                                                                       Principal
                                                                         Amount                 Value
Money Market Securities  0.9%
Huntington Money Fund - Investment A , 1.57% (b) (Cost $111,728)           111,728               $ 111,728
                                                                                           ----------------

TOTAL INVESTMENTS -  (Cost $12,594,754) - 92.6%                                                 11,981,939
                                                                                           ----------------

Other assets in excess of  liabilities - 7.4%                                                      963,744
                                                                                           ----------------
Total Net Assets - 100.0%                                                                     $ 12,945,683
                                                                                           ================


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at October 31, 2001.
(c) This position also holds poison pill rights at a rate of 1 right to 1 share which exercise if grp/per acquire 15% or more of common stock. Expires 7/25/2011

See accompanying notes which are an integral part of the financial statements.



GLOBALT Growth Fund                                                              October 31, 2001
Statement of Assets and Liabilities


Assets
Investment in securities, at value (cost $12,594,754)                                $ 11,981,939
Dividends receivable                                                                        5,572
Interest receivable                                                                           416
Receivable for fund shares sold                                                             5,167
Receivable for securities sold                                                            986,239
                                                                                ---------------------
     Total assets                                                                      12,979,333
                                                                                ---------------------

Liabilities
Accrued investment advisory fee                                                            10,498
Accrued federal tax expense                                                                22,072
Accrued trustee expense                                                                     1,080
                                                                                ---------------------
     Total liabilities                                                                     33,650
                                                                                ---------------------

Net Assets                                                                           $ 12,967,755
                                                                                =====================

Net Assets consist of:
Paid-in capital                                                                        16,034,160
Undistributed net investment income (loss)                                                 (2,886)
Undistributed net realized gain (loss) on investments                                  (2,472,776)
Net unrealized appreciation (depreciation) on investments                                (612,815)
                                                                                ---------------------

Net Assets, for 1,063,404 shares                                                     $ 12,945,683
                                                                                =====================
Net Asset Value

Net Assets
Offering price and redemption price per share  ($12,945,683/ 1,063,404)                   $ 12.17
                                                                                =====================


See accompanying notes which are an integral part of the fianancials.

GLOBALT Growth Fund
Statement of Operations for the year ended October 31, 2001



Investment Income
Dividend income                                                                        $ 113,670
Interest income                                                                           29,866
                                                                                 ----------------
Total Income                                                                             143,536

Expenses
Investment advisory fee                                                                  195,586
Federal income tax expense                                                                22,072
Trustees' fees                                                                             2,200
                                                                                 ----------------
 Total operating expenses before reimbursement                                           219,858
Reimbursed expenses                                                                       (2,200)
                                                                                 ----------------
Total operating expenses                                                                 217,658
                                                                                 ----------------
Net Investment Income (Loss)                                                             (74,122)
                                                                                 ----------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                     (2,509,074)
Change in net unrealized appreciation (depreciation)
  on investment securities                                                            (4,202,913)
                                                                                 ----------------
Net realized & unrealized gain (loss) on investment securities                        (6,711,987)
                                                                                 ----------------
Net increase (decrease) in net assets resulting from operations                     $ (6,786,109)
                                                                                 ================

See accompanying notes which are in integral part of the financial statements.

GLOBALT Growth Fund
Statement of Changes in Net Assets

                                                                                    Year                  Year
                                                                                   ended                 ended
                                                                                October 31,           October 31,
                                                                                    2001                  2000
                                                                                ---------------   -------------------
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                                                        $ (74,122)            $ (91,031)
  Net realized gain (loss) on investment securities                                  (2,509,074)            2,192,866
  Change in net unrealized  appreciation (depreciation)                              (4,202,913)             (228,467)
                                                                                ----------------   -------------------
  Net increase (decrease) in net assets resulting from operations                    (6,786,109)            1,873,368
                                                                                ----------------   -------------------
Distributions to shareholders
  From net investment income                                                                  0                     0
  From net realized gain                                                             (2,156,584)             (843,736)
                                                                                -----------------   -------------------
  Total distributions                                                                (2,156,584)             (843,736)
                                                                                -----------------   -------------------
Share Transactions
  Net proceeds from sale of shares                                                    4,535,944             3,981,216
  Shares issued in reinvestment of distributions                                      2,156,481               736,101
  Shares redeemed                                                                    (5,913,792)           (1,571,246)
                                                                                ----------------   -------------------
Net increase (decrease) in net assets resulting
  from share transactions                                                               778,633             3,146,071
                                                                                ----------------   -------------------
Total increase (decrease) in net assets                                              (8,164,060)            4,175,703

Net Assets
  Beginning of year                                                                  21,109,743            16,934,040
                                                                                ----------------   -------------------
  End of year [including accumulated
    net investment loss of $2,886 and $2,886, respectively]                        $ 12,945,683          $ 21,109,743
                                                                                ================   ===================

Capital Share Transactions
   Shares sold                                                                          321,044               191,757
   Shares issued in reinvestment of distributions                                       143,670                34,221
   Shares repurchased                                                                  (420,336)              (73,904)
                                                                                ----------------   -------------------

   Net increase from capital transactions                                              $ 44,378             $ 152,074
                                                                                ================   ===================

See accompanying notes which are an integral part of the financial statements.

GLOBALT Growth Fund
Financial Highlights



                                                                 Years ended October 31,
                                              ----------------------------------------------------------------------------------
                                                   2001            2000             1999              1998             1997
                                              -------------   --------------   --------------   ---------------  ---------------
Selected Per Share Data
Net asset value, beginning of year                 $ 20.72          $ 19.53          $ 16.14           $ 15.66          $ 12.48
                                              -------------   --------------   --------------   ---------------  ---------------
Income from investment operations:
  Net investment income (loss)                       (0.07)           (0.09)           (0.05)             0.02             0.01
  Net realized and unrealized gain (loss)            (6.33)            2.23             4.27              1.86             3.34
                                              -------------   --------------   --------------   ---------------  ---------------
Total from investment operations                     (6.40)            2.14             4.22              1.88             3.35
                                              -------------   --------------   --------------   ---------------  ---------------
Less distributions
  From net investment income                          0.00             0.00            (0.02)            (0.01)            0.00
  From net realized gain                             (2.15)           (0.95)           (0.81)            (1.39)           (0.17)
                                              -------------   --------------   --------------   ---------------  ---------------
Total distributions                                  (2.15)           (0.95)           (0.83)            (1.40)           (0.17)
                                              -------------   --------------   --------------   ---------------  ---------------
Net asset value, end of year                       $ 12.17          $ 20.72          $ 19.53           $ 16.14          $ 15.66
                                              =============   ==============   ==============   ===============  ===============


Total Return                                        (32.87)%         10.78%           26.67%            13.28%           27.15%

Ratios and Supplemental Data
Net assets, end of period (001)                    $12,946          $21,110          $16,934           $11,709           $8,003
Ratio of expenses to average net assets              1.30%            1.18%            1.17%             1.17%            1.17%
Ratio of expenses to average net assets
  before reimbursement                               1.32%            1.18%            1.18%             1.19%            1.19%
Ratio of net investment income (loss) to
  average net assets                                 (0.44)%          (0.45)%          (0.27)%           0.14%            0.06%
Ratio of net investment income (loss) to
  average net assets before reimbursement            (0.46)%          (0.45)%          (0.28)%           0.12%            0.04%
Portfolio turnover rate                            244.82%          159.09%          120.46%            83.78%          110.01%


See accompanying notes which are an integral part of the financial statements.

                              GLOBALT Growth Fund
                          Notes to Financial Statements
                                October 31, 2001

NOTE 1.  ORGANIZATION

GLOBALT Growth Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds (the "Trust) on October 20, 1995 and commenced operations on December 1, 1995. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long term growth of capital. The investment adviser to the Fund is GLOBALT, Inc. (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. The Fund incurred a federal income tax in the amount of $22,000 for the year ended October 31, 2001.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital.

                               GLOBALT Growth Fund
                          Notes to Financial Statements
                          October 31, 2001 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 The Fund retains GLOBALT, Inc. (the Adviser) to manage the Fund's investments. The Adviser was organized as a Georgia corporation in 1990. Samuel Allen, Chairman of the Adviser, is the controlling shareholder of GLOBALT, Inc. The investment decisions for the Fund are made by a committee of the Adviser that is primarily responsible for the day-to-day management of the Fund's portfolio.

Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person Trustees and extraordinary expenses. In addition, if a distribution plan is adopted by the Fund's shareholders pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the Fund would pay any expenses it is authorized to pay pursuant to the Plan. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee at the annual rate of 1.17% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the year ended October 31, 2001, the Adviser earned a fee of $195,586 from the Fund. The Adviser has voluntarily agreed to reimburse fees and other expenses of the non-interested person Trustees to the extent necessary to maintain total operating expenses at the annual rate of 1.17%. For the year ended October 31, 2001, the Adviser reimbursed expenses of $2,200. There is no assurance that such reimbursement will continue in the future.

The Fund retains Unified Fund Services, Inc. ("Unified") to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

Prior to December 31, 2001, the Fund retained AmeriPrime Financial Securities, Inc. to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Effective December 31, 2001, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of the Fund's shares. There were no payments made to either distributor during the fiscal year ended October 31, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities, Inc. and Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

For the year ended October 31, 2001, purchases and sales of investment securities, other than short term investments, aggregated $39,363,877 and $40,353,828, respectively. The unrealized appreciation for all securities totaled $601,443 and the unrealized depreciation for all securities totaled $1,214,258 for a net unrealized depreciation of $612,815. The aggregate cost of securities for federal income tax purposes at October 31, 2001 was $12,594,754.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                          INDEPENDENT AUDITOR'S REPORT




To the Shareholders and Board of Trustees
GLOBALT Growth Fund

      We have audited the accompanying statement of assets and liabilities of the GLOBALT Growth Fund, including the schedule of portfolio investments as of October 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GLOBALT Growth Fund as of October 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
November 28, 2001

Corbin Small-Cap Value Fund



November 20, 2001

Dear Shareholder:

As of October 31, 2001, the Fund's portfolio contained 27 equities, with 75.6% of the money in equity securities and 25.1% in cash. The events of September 11th vaulted this fund into the national spotlight, as various news organizations profiled the fund and its holdings. It is clear to me that while this national tragedy did cause many of our stocks to reach "Wall Street's radar screen", I believe they would have reached that area in due time. During this annual report, I would like to acquaint shareholders as to how we select securities for the portfolio, since there are so many new shareholders. It would also be a good review for those fund holders who have been with us since inception.

THE VALUE PHILOSOPHY

Modern security analysis was "invented" in 1932 by the father of value investing, Ben Graham. Professor Graham, using a process based solely on balance sheet items and a stock's current market price, built a small fortune for himself but, most importantly, laid the ground work for future analysts in the value philosophy. One of Graham's greatest disciples, and his most famous, is Warren Buffet. The "Oracle of Omaha," as Mr. Buffett is called, started his career by strictly following Graham's techniques. After many years and much success, Mr. Buffet began to modify his philosophy to encompass a range of other factors besides balance sheet items and price. Factors such as industry position, non-tangible items (things like patents and brand names), and pricing power grew into a concept termed "franchise value." This helps to provide the definition, along with Graham's work, that we use for value investing here at Corbin & Company. For us, value investing has the goal of identifying equities that, either on an ongoing or terminal (liquidation) basis, have an economic value substantially greater than the market as a whole.

There are few other investment philosophies besides value available for consideration: growth, momentum, and market timing are the best known. Numerous studies have been done showing the folly of market timing as a strategy, with most serious analysts agreeing that the markets cannot be timed with any accuracy over the long-term. Momentum investors, who believe that investment dollars follow earnings that increase at an increasing rate, have done well during certain "up" market cycles. During "down" market cycles, these managers have proven nearly lethal to the portfolios they manage. Growth managers look for companies that have producing earnings per share and sales growth in excess of the market. This cheery consensus is often paid for, though, in a higher than market P/E ratio. I believe that value has been proven to be better than other philosophies at generating returns for investors over the long-term.

From a psychological standpoint, the value philosophy fits exceptionally well with the people in our firm. Whereas the other philosophies concentrate on hitting "home runs," value is concerned with "making contact" and not "striking out." Consistency and safety are the mottoes for value investors which, goes nicely with our conservative nature. Therefore, it is from this intellectual and psychological viewpoint that we have chosen value as our investment philosophy.

THE RESEARCH PROCESS

To determine if a stock is a "value" versus the market as a whole, a method is needed to ascertain exactly how much a security is worth. As in any purchase, we must determine what we are getting and what we are paying for it. For an equity, we are expected to receive some increase in earnings (earnings per share growth) and, potentially, some current cash flow (dividend yield). What we pay for this combination is best symbolized by the price-earnings ratio based on next year's estimated earnings per share. Out of these three factors we create what is called a "value score", which is the numerical economic value for a security. The estimated EPS growth rate added to the dividend yield gives us a number we call the "return score". We take this return score and divide it by our "cost score" (which is the P/E ratio) to give us our value score for a stock. Therefore, a stock with earnings growth of 10%, a dividend yield of 5%, and a P/E ratio of 10 produces a value score of 1.5 [(10+5)/ 10]. Another way to look at it is that an investor is getting 1.5 points of return for every point of cost.

Every month we screen over 5000 stocks and develop a value score for each one. Then we develop a value score for the market as a whole, using the Russell 2000 Index as a benchmark. From there we narrow our list to all of the stocks that have a value score of 50% or greater than the market. At this point, our work has just begun. We put each security through a rigorous research process that we intend to be one of the most comprehensive in the industry. The first thing we look at is a firm's financial position. We need to find those firms who are generating free cash flow, whose long-term debt-to- total capitalization is very conservative, who have ample short-term liquidity, and who have solid margins for their industry. A solid financial position gives the firm the ability to enhance shareholder wealth in numerous ways: share repurchases, increased dividends, acquisitions and taking advantage of business opportunities. This focuses attention on the next factor we closely examine, which is a company's management. Management must be active in enhancing shareholder value and be motivated to do so. We look for those situations where enhanced shareholders wealth translates into management wealth, whether it is through bonuses, employee stock ownership, or stock options. We often own those firms where the person's name is "over the door" because we believe that they have their "heart and soul" in the business. When our clients own a share of stock, they own a part of a business. It seems illogical that some analysts do not pay much attention to who is running this business for the clients. No one would prudently go into business with someone they do not know anything about, but it occurs all the time in the public equity market.

The third factor we analyze is a firm's long-term business prospects. We need to see that the company is solidly positioned in its industry, that the industry has a viable future, and most importantly, substantial and sustainable profitability is likely to be achieved. The next item that we look for is an element of contrarianism. This means that the stock is either overlooked or out of favor with Wall Street analysts. Typically, we like to see that five or fewer analysts are following a firm, or that investors are apathetic towards a firm or industry. These factors heighten the probability that Corbin & Company can add value through its research process and gain valuable, profitable insights not readily disseminated to the rest of Wall Street. In many cases this leads us to the smaller to mid-sized firms, allowing our investors to own stock in companies at the early stages of major opportunities.

Once the value score is deemed high enough and the five other factors examined, the difficult aspect of our research method begins. First, we have to re-examine the variables that went into the value score equation based on insights gleaned thus far. Usually a few stocks will drop out of consideration at this time. Next, we either go to see the company, recall our notes from past experiences, or contact someone who is very familiar with the company and industry, along with being a disinterested source in our decision making process. Here we utilize a variety of sources: investor conferences, industry specialists, and sometimes clients, all of which yield a different insight from a company visit. We try to visit at least 125 firms a year, with most being in the Midwest, South, and Southwest. Once this is done, we must re-verify all of the facts, including the value score, then make a decision. The final decision as to a stock's purchase rests on its own merits with very little "gut" feeling involved. This is due to the fact that after going through the whole process, resolving all issues before us, and looking at the facts, I am confident that my reservations are something I can live with.

THE PORTFOLIO MANAGEMENT PROCESS

After developing a list of stocks, putting them together in a portfolio should be the easiest part in most people's minds. Nothing could be further from the truth, because numerous risks must be analyzed before the portfolio is finalized. In most cases, another major decision comes in the timing of purchase. This is because the value manager is extremely price sensitive, which can sometimes make the process take longer than expected. Once a portfolio of stocks is assembled at Corbin & Company, it typically has a number of defining characteristics.

The first is that the portfolio will have anywhere from 20-40 securities in it, and the initial positions will range in size from 1% - 5%. Most positions will be in the 2.5% - 4.0% range, which gives us the opportunity to add to those positions. Typically, no positions will be in excess of 20% of the portfolio. Secondly, the portfolio will attempt to maintain estimated earnings per share growth rate and dividend yield in excess of the market, and a price/earnings ratio substantially below the markets. This means that the overall portfolio's value score is in excess of the market, making the combined group of securities value potentially greater than the market.

The role of cash is an important one in our process. At no time do we purchase securities that are not outstanding bargains based on our value scoring methods. Therefore, if we do not have enough ideas that meet our criteria, the money will sit in cash. Once we get "fully vested" (defined as over 90% of the money in stocks), we will stay fully vested. It is not our policy to try to raise cash if we foresee a downturn in the market. Instead, we believe that our portfolio's companies can use a downturn to their advantage to advance their long-term prospects and build shareholder wealth. Additionally, as mentioned earlier, the ability to time the market is not one that can be done with any accuracy over the long-term. We are wiser to stay in stocks and choose the best ones, than we are to try to raise cash at suspected advantageous times.

Our investment philosophy triggers equities to be sold out of the portfolio for two reasons. First, the fundamentals around the security begin to dramatically change. Second, when a stock's value score becomes equal to or less than the market, the security is sold. This typically means that securities are held for the long-term and portfolio turnover is relatively low, which has the advantage of lowering overall portfolio expenses and giving Corbin & Company a rigorous sell process.

FINAL THOUGHTS

Thank you once again for choosing the Corbin Small-Cap Value Fund. The Fund's ticker symbol is CORBX, and it can be found on most quotation services. If you have any questions or comments, please contact me at dcorbin@corbincom.com or
(800) 490-9333. We appreciate your confidence in the Fund and look forward to success in the future.

Sincerely,



David A. Corbin, CFA
President and Chief
Investment Officer

For a prospectus and more information, including charges and expenses, call toll free 1-800-924-6848. The prospectus should be read carefully before investing. Past performance does not guarantee future results.

Distributed by Unified Financial Securities, Inc. 431 N. Pennsylvania St. Indianapolis, IN 46204. Member NASD and SIPC

MANAGEMENT'S DISCUSSION OF PERFORMANCE

The Fund generated a total return of 14.67% for the twelve months ended October 31, 2001. The Russell 2000 return for that period was -12.70%, and the S&P 600 Small-Cap Index finished with a return of -6.44%. For the period of time from May 1st through October 31st, the Fund returned 26.68% versus -11.13% for the Russell 2000 and -7.52% for the S&P 600. These results were very much improved from earlier periods.

In 1997, I said in our first annual report that the viability of this fund must be measured over long periods of time. Clearly, in the years 1998-2000, investors did not show any fondness for the type of securities in which the fund invests. Now, we may be entering a new age in which value investing resumes its place as the investment discipline of the masses. This can only be seen in hindsight; however, it feels like a new day is clearly upon Wall Street and it is a time much more conducive to our style.


FOCUS ON FIVE FUND HOLDINGS

Duckwall-Alco Stores, Inc. (DUCK) - The company is a retailer primarily based in the middle 60% of the country. It operates small retail stores in rural towns from Ohio to Idaho. Most of the stores are in non-competitive markets, and, because of that, the firm has significantly higher profit margins than those of most retailers. The company has recently re-purchased 20% of its stock and is looking at numerous alternatives to maximize value.

Cyberonics Corporation (CYBX) - Cyberonics is a maker of medical devices. The company was recently featured in a major national magazine for its unique patented product, the NCP. The NCP is a pacemaker for the brain. It sends electric current to this area of the body to treat a variety of ailments, and it is the best way to treat many problems without the use of drugs.

Buca, Inc. (BUCA) - The company owns the Buca di Beppo chain of Italian restaurants. The company has an excellent concept and proven growth strategy. It is uniquely positioned to take advantage of several major trends in the industry.

Titan Corporation (TTN) - Titan assists technology-based businesses and others by creating, developing, and deploying state-of-the-art technical solutions, such as information technology, communications, medical product sterilization, and (through its majority-owned subsidiary, SureBeam Corporation) electron-beam food pasteurization. Titan is primarily known for providing information technology and communications services and products for defense, intelligence, and other U.S. and allied government agencies, and for its satellite-based and wireless-based communication services and systems.

Forgent Corporation (FORG) - Forgent designs and produces digital visual communications technology, and distributes that technology to corporations, healthcare facilities, educational institutions, and government operations. It is considered to be a distinguished corporation because of its exclusive services and video-networking software.

             Corbin Small-Cap Value Fund
          Returns for Year Ended October 31, 2001

                                                                 Average Annual
                                                                  Return Since
                   Last 3            Last 6                         Inception
                   Months            Months      Year to Date    (June 30, 1997)
                ----------        ----------     ------------    --------------
The Fund           19.59%            26.68%         32.03%           -3.20%
S&P 600           -10.98%            -7.52%         -7.03%            6.07%
Russell 2000      -11.36%           -11.13%        -10.41%            3.01%


              The Fund $8684     S&P 600 - $12,979     Russell 2000 - $11,400
 ------------------------------------------------------------------------------
  6/30/97           10,000             10,000                10,000
  7/31/97           10,310             10,628                10,465
  8/31/97           10,520             10,897                10,705
  9/30/97           11,330             11,587                11,488
 10/31/97           11,030             11,116                10,984
 11/30/97           11,210             11,035                10,913
 12/31/97           10,917             11,172                11,104
  1/31/98           10,577             11,037                10,928
  2/28/98           10,853             12,043                11,736
  3/31/98           11,258             12,503                12,220
  4/30/98           11,173             12,409                12,288
  5/30/98           10,619             11,925                11,626
  6/30/98           10,513             11,870                11,651
  7/31/98            9,597             11,251                10,708
  8/31/98            7,402              8,904                 8,628
  9/30/98            7,189              9,609                 9,304
 10/31/98            7,051              9,887                 9,683
 11/30/98            6,380             10,534                10,190
 12/31/98            6,753             10,814                10,821
  1/31/99            6,593             10,969                10,965
  2/28/99            6,114              9,981                10,077
  3/31/99            5,954             10,162                10,234
  4/30/99            7,126             10,802                11,151
  5/31/99            7,605             10,957                11,314
  6/30/99            7,722             11,667                11,826
  7/31/99            7,882             11,564                11,501
  8/31/99            7,339             11,114                11,075
  9/30/99            7,424             11,103                11,078
 10/31/99            7,189             11,075                11,123
 11/30/99            7,743             11,543                11,787
 12/31/99            8,542             12,486                13,121
  1/31/00            8,255             12,099                12,910
  2/29/00            8,713             13,719                15,042
  3/31/00            9,511             13,212                14,051
  4/28/00            8,468             12,985                13,205
  5/31/00            7,701             12,601                12,435
  6/30/00            7,903             13,347                13,519
  7/31/00            7,573             13,019                13,085
  8/31/00            7,956             14,172                14,083
  9/30/00            7,850             13,786                13,669
 10/31/00            7,573             13,872                13,059
 11/30/00            7,030             12,428                11,718
 12/31/00            6,577             13,959                12,725
  1/31/01            7,475             14,558                13,387
  2/28/01            7,112             13,670                12,509
  3/31/01            6,213             13,041                11,897
  4/30/01            6,855             14,034                12,828
  5/31/01            7,561             14,303                13,143
  6/30/01            7,689             14,827                13,597
  7/31/01            7,261             14,580                12,861
  8/31/01            6,898             14,247                12,445
  9/30/01            7,272             12,322                10,770
 10/31/01            8,684             12,979                11,400

This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 600 Small-Cap Index and the Russell 2000 Index on June 30, 1997 (commencement of operations) and held through October 31, 2001. The S&P 600 Small-Cap Index and the Russell 2000 Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than is found in the Corbin Small Cap Value Fund portfolio. The Indices returns do not reflect expenses, which have been deducted from the Fund's return. Performance figures include the change in value of the stocks in the Indices plus the reinvestment of dividends. The performance of the Fund is computed on a total return basis which includes reinvestment of all dividends. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Corbin Small-Cap Value Fund
Schedule of Investments - October 31, 2001


Common Stocks - 75.6%                                                       Shares                      Value

Beverages - 1.6%
Lancer Corp. (a)                                                             18,900                     75,600
                                                                                                --------------------
Building Materials - 1.7%
NCI Building Systems, Inc. (a)                                                6,000                     79,500
                                                                                                --------------------
Commercial Printing - 2.1%
Successories, Inc. (a)                                                      114,700                     97,495
                                                                                                --------------------
Communications Equipment - 15.5%
Vtel Corp. (a)                                                              234,600                    729,606
                                                                                                --------------------
Computer Services & Software - 8.3%
Titan Corp. (a)                                                              15,000                    391,950
                                                                                                --------------------
Drilling Oil & Gas Wells - 1.9%
Patterson UTI Energy, Inc. (a)                                                5,000                     90,100
                                                                                                --------------------
Electric Lighting & Wiring Equipment  - 1.7%
Hubbell, Inc. - Cl. B                                                         3,000                     81,960
                                                                                                --------------------
Electromedical & Electrotherapeutic Apparatus - 3.7%
Cyberonics, Inc. (a)                                                         11,000                      172,920
                                                                                                --------------------
Fabricated Structural Metal Products - 1.1%
Gulf Island Fabrications, Inc. (a)                                            5,000                      51,500
                                                                                                --------------------
General Merchandise Stores - 3.5%
Duckwall Alco Stores, Inc. (a)                                               21,000                     165,060
                                                                                                --------------------
In Vitro & In Vivo Diagnostic Substances  - 2.5%
North American Scientific, Inc. (a)                                          13,000                     117,650
                                                                                                --------------------
Industrial & Commercial Fans & Blowers & Air Purifying Equip - 1.8%
Flanders Corp. (a)                                                           29,100                      84,681
                                                                                                --------------------
Miscellaneous Furniture & Fixtures - 0.0%
Koala Corp. (a)                                                               2,100                       2,205
                                                                                                --------------------
Oil & Gas - 0.2%
Unifab International, Inc. (a)                                                5,900                       8,555
                                                                                                --------------------
Plastics Products, NEC - 8.3%
American Biltrite, Inc.                                                      16,000                      169,600
Liqui - Box Corp.                                                             2,400                      100,432
Summa Industries                                                             14,300                      119,405
                                                                                                --------------------
                                                                                                         389,437
                                                                                                --------------------

See accompanying notes which are an integral part of the financial statements.

Corbin Small-Cap Value Fund
Schedule of Investments - October 31, 2001

Common Stocks - continued -75.6%                                            Shares                      Value

Publishing - 1.1%
Thomas Nelson, Inc.                                                           6,100                     $ 51,545
                                                                                                 --------------------
Retail - Eating Places - 3.6%
Buca, Inc. (a)                                                               12,000                      162,960
                                                                                                 --------------------

Wholesale-Groceries & Related Products - 0.7%
Pizza Inn, Inc. (a)                                                          17,600                       33,440
                                                                                                 --------------------

Services - Advertising - 2.7%
Valassis Communications, Inc.                                                 4,000                      124,800
                                                                                                 --------------------

Services - Business Services, NEC - 2.7%
ICT Group, Inc. (a)                                                           9,000                      126,000
                                                                                                 --------------------

Services-Computer Processing & Data Preparation - 1.3%
Carreker - Antinori, Inc. (a)                                                15,000                       59,550
                                                                                                 --------------------

Special Industry Machinery (No Metalworking Machinery)  - 3.4%
Surebeam Corp. (a)                                                           12,000                      161,400
                                                                                                 --------------------

Services-To Dwellings & Other Buildings - 3.2%
ABM Industries, Inc.                                                          5,500                      150,150
                                                                                                 --------------------
Specialty - 2.7%
Rush Enterprises, Inc. (a)                                                   18,500                      128,760
                                                                                                 --------------------

Wholesale-Medical, Dental & Hospital Equipment & Supplies  - 0.4%
Mobile Pet Systems, Inc. (a)                                                 20,000                       16,700
                                                                                                 --------------------

TOTAL COMMON STOCKS (Cost $3,477,829)                                                                  3,553,524
                                                                                                 --------------------

                                                                          Principal
Money Market Securities - 25.1%                                             Amount

Huntington Money Fund - Investment A, 1.57% (b) (Cost $1,177,427)         1,177,427                  $ 1,177,427
                                                                                                 --------------------

TOTAL INVESTMENTS - 100.7% (Cost $4,655,256)                                                         $ 4,730,951
                                                                                                 --------------------
Liabilities in excess of other assets - (0.7)%                                                           (33,567)
                                                                                                 --------------------
Total Net Assets - 100.0%                                                                            $ 4,697,384
                                                                                                 ====================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at October 31, 2001.


See accompanying notes which are an integral part of the financial statements.

Corbin Small-Cap Value Fund                                                       October 31, 2001
Statement of Assets & Liabilities

Assets
Investment in securities, at value (cost $4,655,256)                                   $ 4,730,951
Cash                                                                                      $ 13,965
Interest receivable                                                                            952
Receivable for securities sold                                                               2,976
Receivable for fund shares sold                                                            142,381
                                                                                 ------------------
   Total assets                                                                          4,891,225
                                                                                 ------------------
Liabilities
Payable for securities purchased                                                            25,326
Payable for fund shares redeemed                                                           165,094
Accrued investment advisory fee                                                              2,341
Accrued trustee fee                                                                          1,080
                                                                                 ------------------
     Total liabilities                                                                     193,841
                                                                                 ------------------
Net Assets consist of:
Paid-in capital                                                                        $ 5,313,511
Undistributed net investment income (loss)                                                  (5,578)
Undistributed net realized gain (loss) on investments                                     (686,244)
Net unrealized appreciation (depreciation) on investments                                   75,695
                                                                                 ------------------

Net Assets, for 578,782 shares                                                         $ 4,697,384
                                                                                 ==================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($4,697,384 / 578,782)                       $ 8.12
                                                                                 ==================

See accompanying notes which are an integral part of the financial statements.

Corbin Small-Cap Value Fund
Statement of Operations for the year ended October 31, 2001

Investment Income
Dividend income                                                                           $ 18,224
Interest income                                                                              4,498
                                                                                  ----------------
Total Income                                                                                22,722

Expenses
Investment advisory fee                                                                     30,552
Trustees' fee                                                                                2,200
                                                                                   ----------------

Total operating expenses before reimbursement                                               32,752
Reimbursed expenses                                                                         (2,200)
                                                                                   ----------------
Total operating expenses                                                                     30,552
                                                                                   ----------------

Net Investment Income (Loss)                                                                (7,830)
                                                                                   ----------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                         (310,923)
Net change in net unrealized appreciation (depreciation)
   on investment securities                                                                697,944
                                                                                    ----------------
Net realized & unrealized gain (loss) on investment securities                             387,021
                                                                                    ----------------
Net increase (decrease) in net assets resulting from operations                          $ 379,191
                                                                                    ================

See accompanying notes which are an integral part of the financial statements.

Corbin Small-Cap Value Fund
Statement of Changes in Net Assets


                                                                                Year                  Year
                                                                               ended                 ended
                                                                          October 31, 2001      October 31, 2000
                                                                         -------------------   -------------------
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                                                     $ (7,830)              $ 6,352
  Net realized gain (loss) on investment securities                                (310,923)              477,022
  Change in net unrealized appreciation (depreciation)                              697,944              (395,107)
                                                                         -------------------   -------------------

  Net increase (decrease) in net assets resulting from operations                   379,191                88,267
                                                                         -------------------   -------------------
Distributions to Shareholders
  From net investment income                                                        (10,486)                    0
                                                                         -------------------   -------------------
  Total distributions                                                               (10,486)                    0
                                                                         -------------------   -------------------
Share Transactions
  Net proceeds from sale of shares                                                4,933,337             1,151,984
  Shares issued in reinvestment of dividends                                          7,350                     0
  Shares redeemed                                                                (3,499,606)             (646,942)
                                                                         -------------------   -------------------
Net Increase (Decrease) in Net Assets Resulting
  From Share Transactions                                                         1,441,081               505,042
                                                                         -------------------   -------------------
Total Increase (Decrease) in Net Assets                                           1,809,786               593,309

Net Assets
  Beginning of period                                                             2,887,598             2,294,289
                                                                         -------------------   -------------------
  End of period [including accumulated net investment
    income (loss) of $0 and $4,908, respectively]                               $ 4,697,384           $ 2,887,598
                                                                         ===================   ===================


Capital Share Transactions
   Shares sold                                                                      666,482               151,045
   Shares issued in reinvestment of distributions                                     1,195                     0
   Shares repurchased                                                              (494,940)              (85,113)
                                                                         -------------------   -------------------

   Net increase from capital transactions                                           172,737                65,932
                                                                         ===================   ===================

See accompanying notes which are an integral part of the fiancials.

Corbin Small-Cap Value Fund
Financial Highlights



                                                 Year            Year           Year             Year               Period
                                                 ended           ended          ended            ended               ended
                                                 October 31,     October 31,    October 31,      October 31,         October 31,
                                                 2001            2000           1999             1998              1997 (a)
                                                 ---------    ------------      -------------    --------------   -----------------
Selected Per Share Data
Net asset value, beginning of period               7.11         $ 6.75              $ 6.62              $ 11.03          $ 10.00
                                                 -------      ------------      -------------    ---------------     -------------
   Income from investment operations:
   Net investment income (loss)                   (0.02)          0.02               (0.01)               (0.01)            0.00
   Net realized and unrealized gain (loss)         1.05           0.34                0.14                (3.76)            1.03
                                                 --------      -----------
Total from investment operations                   1.03           0.36                0.13                (3.77)            1.03
                                                 --------      -----------      -----------------    -----------     --------------
Less Distributions
  From net investment income                       (0.02)         0.00                0.00                (0.01)            0.00
  From net realized gain                            0.00          0.00                0.00                (0.63)            0.00
                                                 ---------    -----------       -----------------    ------------    --------------
Total distributions                                (0.02)        0.00                0.00                (0.64)            0.00
                                                 ---------    -----------       -----------------    --------------  --------------
Net asset value, end of period                    $ 8.12       $ 7.11              $ 6.75               $ 6.62             $ 11.03
                                                 =========    ===========       =================    ==============   =============

Total Return                                       14.67%        5.33%               1.96%               (36.07)%         10.30% (b)

Ratios and Supplemental Data
Net assets, end of period (001)                  $ 4,697       $ 2,888             $ 2,294              $ 2,289          $ 1,334
Ratio of expenses to average net assets             1.25%         1.25%               1.25%                1.25%           1.23% (c)
Ratio of expenses to average net assets
    before reimbursement                            1.34%         1.36%               1.31%                1.30%           1.23% (c)
Ratio of net investment (loss) income to
    average net assets                             (0.32)%        0.24%              (0.20)%              (0.15)%          0.00%
Ratio of net investment (loss) income to
    average net assets before reimbursement        (0.41)%        0.12%              (0.26)%              (0.20)%          0.00%
Portfolio turnover rate                            70.56%        94.69%              65.66%               86.42%          20.41% (c)

(a) June 30, 1997 (commencement of operations) to October 31, 1997
(b) For periods of less than a full year, total returns are not annualized.
(c) Annualized


See accompanying notes which are an integral part of the financial statements.

                           Corbin Small-Cap Value Fund
                          Notes to Financial Statements
                                October 31, 2001


NOTE 1. ORGANIZATION

The Corbin Small-Cap Value Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds (the "Trust") on June 10, 1997 and commenced operations on June 30, 1997. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The investment objective of the Fund is to provide long-term capital appreciation to its shareholders. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The investment advisor to the Fund is Corbin & Company (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Advisor (as such term is defined in note 3 of this document), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Loss carry forwards total $686,244 as of October 31, 2001: and $75,066 expiring in 2006, $300,255 expiring in 2007,and the remainder $310,923 expiring in 2008.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting of tax differences relating to shareholder distributions be reclassified to paid-in capital.

                           Corbin Small-Cap Value Fund
                          Notes to Financial Statements
                          October 31, 2001 - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Corbin & Company (the Advisor) to manage the Fund's investments. David A. Corbin, President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.25% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the year ended October 31, 2001, the Advisor earned a fee of $30,552 from the Fund. The Advisor has contractually agreed through February 28, 2002, to reimburse the Fund for the fees and expenses of the non-interested person Trustees, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.25% of average daily net assets. For the year ended October 31, 2001, the Advisor reimbursed expenses of $2,200.

The Fund retains Unified Fund Services, Inc., ("Unified") a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

Prior to December 31, 2001, the Fund retained AmeriPrime Financial Securities, Inc. to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Effective December 31, 2001, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of the Fund's shares. There were no payments made to either distributor during the fiscal year ended October 31, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities, Inc. and Unified Financial Securities, Inc.

NOTE 4. INVESTMENTS

For the year ended October 31, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $2,229,480 and $1,695,089, respectively. The unrealized appreciation for all securities totaled $372,113, and the unrealized depreciation for all securities totaled $296,418, for a net unrealized appreciation of $75,695. The aggregate cost of securities for federal income tax purposes at October 31, 2001, was $4,655,255.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2001, National Investor, for the benefit of its customers, held over 30% of the Fund.

INDEPENDENT AUDITOR'S REPORT




To The Shareholders and Board of Trustees
Corbin Small-Cap Value Fund

We have audited the accompanying statement of assets and liabilities of the Corbin Small-Cap Value Fund, including the schedule of portfolio investments as of October 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period of June 30, 1997 (commencement of operation) through October 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Corbin Small-Cap Value Fund as of October 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and for the period of June 30, 1997 (commencement of operations) through October 31, 1997, in conformity with accounting principles generally accepted in the United States of America.





McCurdy & Associates CPA's, Inc.
Westlake, Ohio
November 28, 2001

Marathon


October 31, 2001

Dear Shareholder:

For a discussion of the Fund's performance during the period ended October 31, 2001, please see the `Management Discussion' in the annual report.

For this period of our management of the fund, we have been in a bear market. As a result, we managed more defensively than will be our normal course. A magazine interview with me, published in 1989, was titled by the author "The Joys of a Bear Market." The point I made then was that a bear market is an ideal environment for investing. While they do not provide the instant gratification of rising prices, they do give the opportunity to buy superior companies at excellent prices. We have intensified our efforts in that direction.

As you look at our current portfolio, please remember it is a work in progress. We do not "window dress" nor, because of our tax loss carry forward, did we have to realize losses. We will not make a capital gain distribution this year and will enter fiscal year 2002 with the ability to minimize any distribution as well.

Throughout the course of the year, we will continue to update the fund's top ten holdings and performance results on our new website marathonvalue.com.

During the past year I added substantially to my holdings and remain the largest shareholder in the fund, sharing the results with the other shareholders. I remain very optimistic about the fund's future.

I thank you for your confidence and appreciate those who have told others about the fund.


Sincerely,

Marc S. Heilweil

For a prospectus and more information, including charges and expenses, call toll free 1-877-788-6086. The prospectus should be read carefully before investing. Past performance does not guarantee future results.

Distributed by Unified Financial Securities, Inc. 431 N. Pennsylvania St. Indianapolis, IN 46204.
Member NASD and SIPC

MANAGEMENT DISCUSSION
Once again, Marathon Value Portfolio ("Marathon") performed extremely well, substantially beating the S & P 500 benchmark. For the 12-month period ended October 31, 2001, total return of Marathon was +3.2% while for the same period the S & P 500 was down -24.9%. Since inception, March 28, 2000, through October 31, 2001, Marathon's total return was +15.0%; the S & P 500 total return for the same period was -28.3%.

More important than the strong outperformance, Marathon turned in a positive return for the past year. Albert Einstein called compound interest the greatest wonder in the universe. Obviously, negative results greatly undermine the impact of compounding long-term returns. For investors in S & P 500 index funds, the last year has been a painful experience and a reminder of the importance of preserving capital during down markets.

PERFORMANCE SUMMARY
----------------------------------------------------------------------------------------------------------------------

                           Returns for the period March 28, 2000 through October 31, 2001
----------------------------------------------------------------------------------------------------------------------
                            2000         2001       12 Months     Total Return    Average Annual    Final Value of a
                                                                                      Return
                                                                                       Since
                                                                Since Inception*    Inception*     $10,000 Investment
----------------------- ------------- ------------ ------------ ----------------- ---------------- -------------------

  Marathon Value           16.1%                                       15.0%              9.1%          $11,498
  Portfolio                           -0.9%        3.2%
----------------------- ------------- ------------ ------------ ----------------- ---------------- -------------------

  S & P 500 Index         -11.7%         -18.9%      -24.9%          -28.3%            -18.9%            $7,166

----------------------------------------------------------------------------------------------------------------------
*March 28, 2000 is the date Spectrum Advisory Services, Inc. assumed management of the Fund.  Returns for 2000 are from 03/28/00 through 12/31/00.
----------------------------------------------------------------------------------------------------------------------

Value @ Month End
                S & P 500 Index $7,166     Marathon Value Portfolio $11,498
-------------------------------------------------------------------------



      3/28/00                        10,000                                     10,000
      3/31/00                         9,941                                     10,000
      4/30/00                         9,642                                     10,504
      5/31/00                         9,444                                     10,644
      6/30/00                         9,677                                     10,558
      7/31/00                         9,525                                     10,644
      8/31/00                        10,117                                     10,987
      9/30/00                         9,583                                     10,773
     10/31/00                         9,542                                     11,148
     11/30/00                         8,790                                     10,987
     12/31/00                         8,833                                     11,606
      1/31/01                         9,147                                     11,963
      2/28/01                         8,313                                     11,801
      3/31/01                         7,786                                     11,422
      4/30/01                         8,391                                     11,887
      5/31/01                         8,761                                     12,244
      6/30/01                         8,727                                     12,039
      7/31/01                         8,433                                     12,104
      8/31/01                         8,031                                     11,952
      9/30/01                         6,951                                     11,336
     10/31/01                         7,478                                     11,498


*This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S & P 500 Index on March 28, 2000 (commencement of management by Spectrum Advisory) and held through October 31, 2001. The S & P 500 Index is a widely recognized unmanaged index of common stocks. Performance figures reflect the change in value of the stocks in the index, reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. Periods prior to March 28, 2000, when another investment advisor managed the Fund, are not shown. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.


Winston Churchill reportedly said that he only prophesied about the past. Fortunately, however, he did show that he could recognize patterns and pattern recognition is in part what investment managers must be good at. For the entire period of our management of the fund, we have been in a bear market. As a result, we have managed more defensively than will be our normal course. One of the hoary proverbs of Wall Street says that "it is not what you make in a bull market so much as what you do not lose in a bear market" that counts for investment success; rather unfamous but effective. Many of the stock market whizzes of l998 and l999 have learned that lesson the hard way.

As I discussed in the semiannual report dated April 30, 2001, this year's gains have no common thread. A large part of our success this year comes from timing. This timing is not mystical in origins, but rather a reflection of careful study of the value of businesses, which enables the purchase and sale to occur when the values are out of line.

Higher results have come from the small portion of funds devoted to lesser grade bonds. We analyze lesser grade bonds the same way as stocks and we expect them to behave, based on the company's results, similar to a common stock rather than higher grade bonds. A good example is CKE Restaurants' bonds, of which we own $200,000. CKE Restaurants is the owner of two major franchises, Carl's Jr. and Hardee's. They have made progress in turning Hardee's around and have paid off the bank debt. Additionally, the real estate provides some asset protection. We purchased these bonds for 74 cents on the dollar, but we expect to get paid in full at maturity in March 2004 or sell at a nice profit before then.

PPG Industries, despite a weakening in the automobile and specialty chemical markets, still did well. The market rewarded PPG with a recognition that its strength bodes well for the earnings it will generate when the economy recovers. Another cyclical stock that did not give in to the weak environment was Gannett, the newspaper titan. Zebra Technologies, which provides the equipment for the ubiquitous bar code labels used in commerce, continues to earn its stripes. Amgen is a holding that possesses few characteristics of a value stock. Its value lies in its substantial expertise in creating, manufacturing and distributing biotechnology-based drugs. Our investment in the two major companies in road building materials, Vulcan Materials and Martin Marietta Materials, reflects these companies' ability to supply America's rebuilding efforts. While concern about weak returns and high debt erased our profits in Elizabeth Arden, we continue to believe that beauty and sex will stimulate long-term growth. There you have it, from basic materials to basic instincts.

Marathon Value Portfolio
Schedule of Investments - October 31, 2001


Common Stocks - 75.6%                                                                Shares              Value

Aerospace-Defense - 1.0%
Northrop Grumman Corp.                                                                  700                   $ 69,965
Spacehab, Inc. (a)                                                                    4,200                      4,326
                                                                                                 ----------------------
                                                                                                                74,291
                                                                                                 ----------------------
Apparel & Access - 0.7%
Jones Apparel Group, Inc. (a)                                                         1,900                     52,440
                                                                                                 ----------------------

Banking - 2.1%
Mitsubishi Tokyo Financial Group, Inc. (a)(c)                                         7,200                     53,928
SouthTrust Corp.                                                                      2,400                     54,384
US Bancorp                                                                            2,530                     44,983
                                                                                                 ----------------------
                                                                                                               153,295
                                                                                                 ----------------------
Biotechnology - 2.4%
Amgen, Inc. (a)                                                                       2,300                    130,686
Entremed, Inc. (a)                                                                    3,500                     40,775
                                                                                                 ----------------------
                                                                                                               171,461
                                                                                                 ----------------------
Building Materials - 0.5%
Masco Corp.                                                                           1,700                     33,711
                                                                                                 ----------------------

Commodity Chemicals - 0.7%
DSM NV (c)                                                                            1,500                     48,686
                                                                                                 ----------------------

Computer Hardware - 0.3%
Sun Microsystems, Inc. (a)                                                            2,500                     25,375
                                                                                                 ----------------------

Construction Materials - 2.8%
Martin Marietta Materials, Inc.                                                       3,200                    127,744
Vulcan Materials Co.                                                                  1,800                     74,826
                                                                                                 ----------------------
                                                                                                               202,570
                                                                                                 ----------------------
Data Processing Services - 2.6%
First Data Corp.                                                                      2,800                    189,196
                                                                                                 ----------------------

Diverse Commercial Services - 1.0%
Lawson Products, Inc.                                                                 1,000                     24,650
NCH Corp.                                                                             1,000                     46,450
                                                                                                 ----------------------
                                                                                                             71,100.00
                                                                                                 ----------------------
Diverse Financial Services - 1.5%
Moody's Corp.                                                                         3,200                    111,104
                                                                                                 ----------------------

Electric Components & Equipment - 3.7%
Emerson Electric Co.                                                                  1,800                     88,236
National Service Industries, Inc.                                                     3,500                     62,090
SCI Systems, Inc.  (a)                                                                1,300                     26,403
Uniroyal Technology Corp. (a)                                                         3,000                      9,150
Valspar Corp.                                                                         2,500                     83,925
                                                                                                 ----------------------
                                                                                                               269,804

See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Schedule of Investments - October 31, 2001

Common Stocks 75.6% - continued                                                      Shares              Value

Food Retail - 1.4%
Delhaize "Le Lion" S.A. (c)                                                           1,800                   $ 99,090
                                                                                                 ----------------------

Forest Products - 0.5%
Plum Creek Timber Co.                                                                 1,370                     37,853
                                                                                                 ----------------------

General Merchandise Stores - 1.4%
Costco Wholesale Corp.  (a)                                                           2,700                    102,141
                                                                                                 ----------------------

Healthcare Equipment - 2.1%
Becton, Dickinson & Co.                                                               4,200                    150,360
                                                                                                 ----------------------

Home Furnishings - 1.1%
Leggett & Platt, Inc.                                                                 3,800                     82,346
                                                                                                 ----------------------

Household Products - 2.4%
Kimberly Clark Corp.                                                                  3,100                    172,081
                                                                                                 ----------------------

Housewares & Specialties - 1.1%
Tupperware Corp.                                                                      3,900                     79,521
                                                                                                 ----------------------

Industrial Conglomerates - 2.1%
Minnesota Mining and Manufacturing Co.                                                1,500                    156,570
                                                                                                 ----------------------

Industrial Machinery - 2.3%
Dionex Corp.  (a)                                                                     2,000                     48,000
Eaton Corp.                                                                             800                     52,352
Illinois Tool Works, Inc.                                                             1,000                     57,200
Invensys Plc  (a)(c)                                                                  5,000                      8,050
                                                                                                 ----------------------
                                                                                                               165,602
                                                                                                 ----------------------
Integrated Oil & Gas - 2.5%
BP Amoco Plc (c)                                                                      2,400                    116,016
Phillips  Petroleum                                                                   1,200                     65,292
                                                                                                 ----------------------
                                                                                                               181,308
                                                                                                 ----------------------
Integrated Telecommunications Services - 1.4%
BellSouth Corp.                                                                       2,800                    103,600
CoreComm Limited  (a)                                                                 6,500                        650
                                                                                                 ----------------------
                                                                                                               104,250
                                                                                                 ----------------------
IT Consulting & Services - 0.9%
Computer Sciences Corp. (a)                                                           1,800                     64,638
                                                                                                 ----------------------

See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Schedule of Investments - October 31, 2001

Common Stocks 75.6% - continued                                                      Shares              Value

Marine - 1.6%
Kirby Corp. (a)                                                                       4,400                  $ 113,080
                                                                                                 ----------------------

Metal & Glass Containers - 1.2%
Greif Brothers Corp. - Class B                                                        3,600                     90,000
                                                                                                 ----------------------

Multi Utilities - 2.4%
William Cos, Inc.                                                                     6,000                    173,220
                                                                                                 ----------------------

Office Electronics - 1.7%
Zebra Technologies Corp. - Class A (a)                                                2,700                    124,389
                                                                                                 ----------------------

Office Services & Supplies - 0.1%
Hunt Corp.                                                                            1,500                     10,800
                                                                                                 ----------------------

Oil & Gas Equipment & Services - 2.2%
BJ Services Co. (a)                                                                   2,500                     63,975
Schlumberger Limited                                                                  2,000                     96,840
                                                                                                 ----------------------
                                                                                                               160,815
                                                                                                 ----------------------
Oil Exploration / Production - 1.4%
Louis Dreyfus Natural Gas Corp.                                                       2,500                     99,000
                                                                                                 ----------------------

Packaged Foods - 0.3%
Tootsie Roll Industries, Inc.                                                           618                     22,656
                                                                                                 ----------------------

Paper Packaging - 0.3%
Temple Inland, Inc.                                                                     500                     24,995
                                                                                                 ----------------------

Personal Products - 0.9%
Elizabeth Arden, Inc. (a)                                                             4,800                     63,312
                                                                                                 ----------------------

Pharmaceuticals - 4.2%
Abbott Laboratories                                                                   1,000                     52,980
Bristol-Myers Squibb Co.                                                              1,200                     64,140
Merck & Co., Inc.                                                                     3,000                    191,430
                                                                                                 ----------------------
                                                                                                               308,550
                                                                                                 ----------------------
Property & Casualty Insurance - 5.6%
Baldwin & Lyons, Inc.                                                                   699                     15,658
Berkshire Hathaway, Inc. - Class B (a)                                                  100                    235,400
Chubb Corp.                                                                           1,500                    102,450
Tokio Marine & Fire Insurance Limited                                                 1,300                     53,499
                                                                                                 ----------------------
                                                                                                               407,007
                                                                                                 ----------------------
Publishing & Printing - 2.1%
Gannett Co., Inc.                                                                     1,200                     75,840
Wiley (John) & Sons Inc. - Class A                                                    3,800                     76,760
                                                                                                 ----------------------
                                                                                                               152,600
                                                                                                 ----------------------
Marathon Value Portfolio
Schedule of Investments - October 31, 2001

Common Stocks 75.6% - continued                                                      Shares              Value

Real Estate Investment Trusts - 3.7%
Alexanders, Inc.                                                                        700                   $ 42,147
Crescent Real Estate Equities Co.                                                     6,000                    105,660
Eastgroup Properties,  Inc.                                                           2,800                     58,520
Federal Realty Investment Trust                                                       2,800                     61,096
                                                                                                 ----------------------
                                                                                                               267,423
                                                                                                 ----------------------
Real Estate Mortgage & Development - 1.5%
Avatar Holdings, Inc.                                                                 1,500                     36,315
Trizec Hahn Corp.                                                                     4,500                     71,955
                                                                                                 ----------------------
                                                                                                               108,270
                                                                                                 ----------------------
Semiconductor Equipment - 1.9%
Axcelis Technologies, Inc. (a)                                                        7,186                     94,209
Texas Instruments, Inc.                                                               1,600                     44,784
                                                                                                 ----------------------
                                                                                                               138,993
                                                                                                 ----------------------
Soft Drinks - 1.7%
Coca Cola Co.                                                                         2,000                     95,760
Cott Corp. (a)                                                                        2,000                     28,080
                                                                                                 ----------------------
                                                                                                               123,840
                                                                                                 ----------------------
Specialty Chemicals - 2.3%
PPG Industries, Inc.                                                                  3,400                    166,022
                                                                                                 ----------------------

Telecommunications Equipment - 0.8%
CommScope, Inc. (a)                                                                   3,100                     60,605
                                                                                                 ----------------------

Tires & Rubber - 1.3%
Cooper Tire & Rubber Co.                                                              7,400                     97,754
                                                                                                 ----------------------

TOTAL COMMON STOCKS (Cost $5,381,143)                                                                      $ 5,512,124
                                                                                                 ----------------------

                                                                                  Principal
                                                                                     Amount              Value
COMMERCIAL PAPER - 14.7%
Ford Motor Credit Co., 2.85%, 11/05/01 (Cost $320,000)                              320,000                  $ 320,000
Galaxy  Funding, 2.48%, 11/07/01 (Cost $750,000)                                    750,000                    750,000
                                                                                                 ----------------------
     Total Commercial Paper (Cost $1,070,000)                                                                1,070,000
                                                                                                 ----------------------

CORPORATE CONVERTABLE BONDS - 6.0%
Avatar Holdings Note, 7.00%, 4/01/2005 (Cost $27,409) (a)                            30,000                     28,838
CKE Restaurants Inc., 4.25%, 3/15/04 (Cost $151,268)                                200,000                    147,750
Dollar General Corp., 8.625%, 6/15/10 (Cost $253,004)                               250,000                    260,430
                                                                                                 ----------------------
     Total Corporate Bonds (Cost $431,681)                                                                     437,018
                                                                                                 ----------------------

MONEY MARKET SECURITIES - 2.3%
Huntington Money Fund - Investment A, 1.72% (b) (Cost $170,743)                     170,743                    170,743
                                                                                                 ----------------------

Marathon Value Portfolio
Schedule of Investments - October 31, 2001                                                               Value

TOTAL INVESTMENTS - 98.6% (Cost $7,053,567)                                                                $ 7,189,885
Other assets less liabilities - 1.4%                                                                           104,298
                                                                                                 ----------------------
                                                                                                 ----------------------
TOTAL NET ASSETS - 100.0%                                                                                  $ 7,294,183
                                                                                                 ======================



(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at October 31, 2001.
(c) American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio                                                                October 31, 2001
Statement of Assets & Liabilities


Assets
Investment in securities (Cost $7,053,567)                                                   $ 7,189,885
Dividends receivable                                                                               3,788
Interest receivable                                                                                8,288
Receivable for investments sold                                                                   55,853
Receivable for fund shares sold                                                                  137,500
                                                                                    ---------------------
     Total Assets                                                                              7,395,314

Liabilities
Payable investments purchased                                                                     90,950
Accrued investment advisory fee payable                                                            9,076
Trustee fees accrued                                                                               1,105
                                                                                    ---------------------
                                                                                    ---------------------
     Total Liabilities                                                                           101,131
                                                                                    ---------------------

Net Assets                                                                                   $ 7,294,183
                                                                                    =====================

Net Assets consist of:
Paid-in capital                                                                              $ 7,202,908
Accumulated undistributed net investment income (loss)                                            63,802
Accumulated net realized gain (loss) on security transactions                                    (96,500)
Accumulated net realized gain (loss) on options transactions                                     (12,345)
Net unrealized appreciation (depreciation) on investments                                        136,318
                                                                                    ---------------------

Net Assets, for 686,118 shares                                                               $ 7,294,183
                                                                                    =====================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($7,294,183/686,118)                              $ 10.63
                                                                                    =====================

See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Statement of Operations
For the year ended October 31, 2001

Investment Income
Dividend income                                                                        $ 70,842
Interest income                                                                          78,910
                                                                            --------------------
Total Income                                                                            149,752

Expenses
Investment advisory fee                                                                  68,353
Trustees' fees                                                                            2,200
                                                                            --------------------
Total operating expenses before reimbursement                                            70,553
Expenses reimbursed by advisor                                                             (385)
                                                                            --------------------
Total operating expenses                                                                 70,168
                                                                            --------------------
Net Investment Income                                                                    79,584
                                                                            ====================

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on securities transactions                                      61,124
Change in net unrealized appreciation (depreciation)
  on investment securities                                                              (39,582)
                                                                            --------------------
Net gain (loss) on investment securities                                                 21,542
                                                                            --------------------
Net increase (decrease) in net assets resulting from operations                       $ 101,126
                                                                            ====================

See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Statement of Changes in Net Assets

                                                                           Year                    Year
                                                                           ended                  ended
                                                                        October 31,            October 31,
                                                                           2001                    2000
                                                                      ----------------      -------------------
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                                               $ 79,584                 $ 19,574
  Net realized gain (loss) on investment securities                            61,124                  180,290
  Net realized gain (loss) on options transactions                                  0                  (70,563)
  Change in net unrealized appreciation (depreciation )                       (39,582)                 128,612
                                                                      ----------------      -------------------
  Net increase (decrease) in net assets resulting from operations             101,126                  257,913
                                                                      ----------------      -------------------

Distributions to shareholders
   From net investment income                                                 (35,340)                       0
   From net realized gain                                                           0                        0
                                                                      ----------------      -------------------
   Total distributions                                                        (35,340)                       0
                                                                      ----------------      -------------------

Share Transactions
  Net proceeds from sale of shares                                          3,431,820                3,655,135
  Shares issued in reinvestment of distributions                               33,310                        0
  Shares redeemed                                                             (18,504)              (4,247,371)
                                                                      ----------------      -------------------
Net increase (decrease) in net assets resulting
  from share transactions                                                   3,446,626                 (592,236)
                                                                      ----------------      -------------------
Total increase (decrease) in net assets                                     3,512,412                 (334,323)

Net Assets
  Beginning of year                                                         3,781,771                4,116,094
                                                                      ----------------      -------------------
  End of year [including accumulated net investment
    income (loss) of $63,802 and $19,574, respectively]                   $ 7,294,183              $ 3,781,771
                                                                      ================      ===================

Capital Share Transactions
   Shares sold                                                                320,512                  370,660
   Shares issued in reinvestment of distributions                               3,104                        0
   Shares repurchased                                                          (1,749)                (452,475)
                                                                      ----------------      -------------------

   Net increase (decrease) from capital transactions                          321,867                  (81,815)
                                                                      ================      ===================

See accompanying notes which are an integral part of the financial statements.


Marathon Value Portfolio
Financial Highlights



                                                Year                 Year                 Year               Period
                                                ended                ended               ended                ended
                                             October 31,          October 31,         October 31,          October 31,
                                                2001                 2000                 1999              1998 (a)
                                            --------------       --------------      ---------------      --------------
Selected Per Share Data
Net asset value, beginning of period              $ 10.38               $ 9.23               $ 8.48             $ 10.00
                                            --------------       --------------      ---------------      --------------
Income from investment operations
  Net investment income (loss)                       0.16                 0.08                (0.01)               0.02
  Net realized and unrealized gain (loss)            0.18                 1.07                 0.78               (1.54)
                                            --------------       --------------      ---------------      --------------
Total from investment operations                     0.34                 1.15                 0.77               (1.52)
                                            --------------       --------------      ---------------      --------------
Less distributions
  From net investment income (loss)                 (0.09)                0.00                (0.02)               0.00
  From realized gain                                 0.00                 0.00                 0.00                0.00
  Return of capital                                  0.00                 0.00                 0.00                0.00
                                            --------------       --------------      ---------------      --------------
Net asset value, end of period                    $ 10.63              $ 10.38               $ 9.23              $ 8.48
                                            ==============       ==============      ===============      ==============

Total Return                                        3.24%               12.46% (d)            9.04%              (15.20)(b)

Ratios and Supplemental Data
Net assets, end of period (000)                    $7,294               $3,782               $4,116              $3,259
Ratio of expenses to average net assets             1.28%                1.42%  (c)           1.48%               1.47% (e)
Ratio of expenses to average net assets
   before reimbursement                             1.29%                1.49%                1.51%               1.50% (e)
Ratio of net investment income (loss) to
   average net assets                               1.45%                0.85%                (0.07)%             0.36% (e)
Ratio of net investment income (loss) to
   average net assets before reimbursement          1.45%                0.79%                (0.11)%             0.33% (e)
Portfolio turnover rate                            60.79%              207.02%              140.37%              61.04% (e)


(a) March 12, 1998 (commencement of operations) to October 31, 1998 (b) For periods of less than a full year, the total return is not annualized. (c) The rate for the fiscal year ended October 31, 2000 is higher than the rate in the current
       prospectus due to activity by the predecessor advisor. The predecessor advisor charged higher fees.
(d)    Effective March 28, 2000 the Fund obtained a new advisor. The total return from March 28, 2000 (date of change in adviser) through October
       31, 2000 was 11.37%.
(e)  Annualized.

See accompanying notes which are integral part of the financial statements.

                            Marathon Value Portfolio
                          Notes To Financial Statements
                                October 31, 2001



NOTE 1. ORGANIZATION

Marathon Value Portfolio (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust") on December 29, 1997 and commenced operations on March 12, 1998. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long-term capital appreciation. The investment Advisor to the Fund is Spectrum Advisory Services, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity by guidelines adopted and subject to review of the Board of Trustees.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. The Fund has loss carry forwards of $108,845 at October 31, 2001; $39,608 expiring in 2007 and $69,237 expiring in 2006.




                            Marathon Value Portfolio
                          Notes To Financial Statements
                                October 31, 2001


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Option writing - When the Fund writes an option; an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Foreign currency translation - The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated, as applicable, into U.S. dollars at the exchange rates prevailing at the end of each business day. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in net unrealized appreciation/depreciation on investments.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund Advisor is Spectrum Advisory Services, Inc.. Marc S. Heilweil, President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person Trustees, Rule 12b-1 distribution expenses, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Advisor pays the Fund's expenses, except those specified above. For the fiscal year ended October 31, 2001, the Advisor earned a fee of $68,353 from the Fund. The Advisor has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person Trustees, but only to the extent necessary to maintain the Fund's total annual operating expense ratio at 1.28% of average daily net assets through February 28, 2006. For the year ended October 31, 2001, the advisor has reimbursed expenses of $385.

The Fund retains Unified Fund Services, Inc. ("Unified"), to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of and /or employees of Unified.

Prior to December 31, 2000, the Fund retained AmeriPrime Financial Securities, Inc., to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold

                            Marathon Value Portfolio
                          Notes To Financial Statements
                                October 31, 2001

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES- continued

substantially all of its assets to Unified Financial Securities, Inc. Effective December 31, 2001, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of the Fund's shares. There were no payments made to either distributor during the fiscal year ended October 31, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities, Inc. and Unified Financial Securities, Inc.

NOTE 4. INVESTMENTS

For the fiscal year ended October 31, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $5,506,299 and $2,656,927, respectively. As of October 31, 2001, the unrealized appreciation for all securities totaled $512,248 and the unrealized depreciation for all securities totaled $375,930 for a net unrealized appreciation of $136,318. The aggregate cost of securities for federal income tax purposes at October 31, 2001 was $7,053,567.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2001, Charles Schwab & Co. held an omnibus account for the benefit of others amounting to more than 67% of the Fund.

NOTE 7. RISKS RELATING TO FOREIGN SECURITY INVESTMENTS

Securities in which the Fund invest may be denominated or quoted in currencies other than the U.S. Dollar. Changes in foreign currency exchange rates may therefore affect the value of the Fund's portfolio. Foreign investments involve special risks not applicable to investments in securities of U.S. issuers. Such securities risks include: imposition of exchange controls or currency devaluations; less extensive regulation of foreign brokers, securities markets and issuers; political, economic or social instability; less publicly available information and less liquidity in the market for such securities; different accounting standards and reporting obligations; foreign economies differ from the U.S. economy (favorably or unfavorably) in areas such as gross domestic product, rates of inflation, unemployment, currency depreciation and balance of payments positions; possibility of expropriation (the taking of property or amending of property rights by a foreign government) or foreign ownership limitations; and excessive or confiscatory taxation.

INDEPENDENT AUDITOR'S REPORT




To The Shareholders and Board of Trustees
Marathon Value Portfolio

We have audited the accompanying statement of assets and liabilities of Marathon Value Portfolio, including the schedule of portfolio investments as of October 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period of March 12, 1998 (commencement of operation) through October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Marathon Value Portfolio as of October 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and for the period of March 12, 1998 (commencement of operation) through October 31, 1998, in conformity with accounting principles generally accepted in the United States of America.





McCurdy & Associates CPA's, Inc.
Westlake, Ohio
November 28, 2001

AAM


Dear Shareholders:                                               Fall 2001

The horror and tragedy of the recent terrorist attacks on September 11th will remain ingrained in our minds forever and will permanently change our great nation. Our thoughts and prayers go out to the many families affected by this tragedy.

In review of the last twelve months ending October 31, 2001, the equity market has continued to be in a downtrend that started in March 2000. Stock prices have continued to move lower over the past few months, but have recently seen some strength in light of the September 11th tragedy.

Our investment decisions continue to be based on strong fundamentals -- not a simple coin toss or emotions. As a long-term investor, we can out-wait the market declines. We do believe that eventually the market will fully rebound and that there will be a brighter tomorrow. Although there is still great focus on a likely recession, we remain optimistic that this economy will recover stronger than before. We continue to be cautious in our investment decisions and will work to reduce portfolio volatility.

We cannot predict the future, nor the time it will take for a full recovery; however, we continue to look positively to the long-term equity market. Thank you for your continued support.

Sincerely,



Knox H. Fuqua
President & Chief Investment Officer






For a prospectus and more information, including charges and expenses, call toll free 1-888-905-2283. The prospectus should be read carefully before investing. Past performance does not guarantee future results. The material contains forward-looking statements regarding the intent, beliefs, or current expectations of the author. Such forward-looking statements are not a guarantee of future performance, involve risks and uncertainties, and actual results may differ materially from those statements as a result of various factors. The views expressed are subject to change based on market and other conditions.

Distributed by Unified Financial Securities, Inc., 431 N. Pennsylvania St. Indianapolis, IN 46204. Member NASD and SIPC

Management Discussion & Analysis



The AAM Equity Fund (the "Fund") ended its October fiscal year with a negative return of 16.28%.

Investment Results - Fiscal Year Ended October 31, 2001:
-------------------------------- --------------- ------------- -----------------
Comparative                           The          S&P 500         Dow Jones
Investment Returns as of              Fund           Index        Industrial
10/31/011                                                           Average
-------------------------------- --------------- ------------- -----------------
1 Year Ending                       -16.28%        -24.89%          -15.90%
-------------------------------- --------------- ------------- -----------------
Since Inception 6/30/98              -2.97%         -2.46%           8.04%
------------------------------- --------------- ------------- ------------------
Average Annual                        -.90%         -1.24%           2.29%
Since Inception
------------------------------- --------------- ------------- ------------------

                        6/30/98      10/31/98       10/31/99       10/31/00       10/31/01
The Fund      $9,703    10,000        9,430          11,009         11,590          9,703
S&P 500       $9,754    10,000        9,740          12,242         12,986          9,754
Dow Jones    $10,695    10,000        9,651          12,249         12,716         10,695



The chart shows the value of a hypothetical initial investment of $10,000 in the Fund, the S&P 500 Index and the Dow Jones Industrial Average on June 30, 1998 (commencement of operations).

The chart shows the value of hypothetical initial investment of $10,000 in the Fund, the S&P 500 Index and the Dow Jones Industrial Average on June 30, 1998 (commencement of operations).


--------
             A The S&P 500 Index and the Dow Jones Industrial Average Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund portfolio. Individuals cannot invest directly in these Indices. Performance figures reflect the change in value of equity in the Indices, and are not annualized. The Index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. For more information on the Fund, please call 1-888-905-2283 to request a prospectus. Investing in the Fund involves certain risks that are discussed in the Fund's prospectus. Please read the prospectus carefully before you invest or send money.

AAM Equity Fund
Schedule of Investments - October 31, 2001

Common Stocks - 92.9%                                                             Shares         Value

Aircraft - 2.3%
Northrop Grumman Corp.                                                             1,250    $    124,938
                                                                                            ----------------------
Beverages - 2.2%
Coca-Cola Co.                                                                      2,500         119,700
                                                                                            ----------------------
Biological Products (No Diagnostic Substances) - 1.6%
Amgen, Inc. (a)                                                                    1,500          85,230
                                                                                             ----------------------
Bituminous Coal & Lignite Mining - 1.5%
Massey Energy Co.                                                                  4,000          82,000
                                                                                             ----------------------

Computer & Office Equipment - 2.9%
Hewlett-Packard Co.                                                                3,000          50,489
International Business Machines Corp.                                              1,000         108,070
                                                                                             ----------------------
                                                                                                 158,559
                                                                                             ----------------------
Computer Communications Equipment - 3.1%
Cisco Systems, Inc. (a)                                                           10,000         169,200
                                                                                             ----------------------
Computer Storage Devices - 0.9%
EMC Corp. (a)                                                                      4,000          49,280
                                                                                             ----------------------
Converted Paper & Paperboard Products (No Containers/Boxes) - 1.7%
Avery Dennison Corp.                                                               2,000          92,600
                                                                                             ----------------------
Electric Services - 2.3%
Dominion Resources, Inc.                                                           2,000         122,240
                                                                                             ----------------------

Electronic & Other Electrical Equipment (No Computer Equip) - 2.7%
General Electric Co.                                                               4,000         145,640
                                                                                              ----------------------

Electronic Computers - 1.1%
Sun Microsystems, Inc. (a)                                                          6,000          60,900
                                                                                              ----------------------
Electronic Instruments - 3.3%
Emerson Electric Co.                                                                2,000          98,040
Koninklijke Phillips Electronics (c)                                                3,500          78,925
                                                                                               ----------------------
                                                                                                  176,965
                                                                                               ----------------------
Finance Services - 2.2%
American Express Co.                                                                4,000          117,720
                                                                                               ----------------------
Fire, Marine, Casualty Insurance - 4.0%
American International Group, Inc.                                                  1,250           98,250
Berkshire Hathaway, Inc. - Class B (a)                                                 50          117,700
                                                                                               ----------------------
                                                                                                   215,950
                                                                                               ----------------------

See accompanying notes which are an integral part of the fianancial statements.

AAM Equity Fund
Schedule of Investments - October 31, 2001

Common Stocks - 92.9% - continued                                                 Shares                          Value

Foods - 2.1%
Sara Lee Corp.                                                                     5,000    $     111,450
                                                                                            ----------------------

Instruments For Measuring  & Testing of Electricity
   & Electronic Signals - 1.0%
Agilent Technologies, Inc. (a)                                                     2,500           55,675
                                                                                            ----------------------
Insurance - 1.8%
Markel Corp. (a)                                                                     500           97,975
                                                                                            ----------------------
Malt Beverages - 1.9%
Anheuser Busch Companies, Inc.                                                     2,500          104,150
                                                                                            ----------------------
Mining, Quarrying Of Nonmetallic Minerals (No Fuels) - 1.9%
Martin Marietta Materials, Inc.                                                    2,500           99,800
                                                                                            ----------------------
National Commercial Banks - 7.8%
Bank of America Corp.                                                              2,000          117,980
BB&T Corp.                                                                         3,500          112,350
Citigroup, Inc.                                                                    2,000           91,040
SunTrust Banks, Inc.                                                               1,600           95,776
                                                                                            ----------------------
                                                                                                  417,146
                                                                                            ----------------------
Oil, Gas, Field Services - 1.8%
Schlumberger Ltd.                                                                  2,000           96,840
                                                                                            ----------------------
Personal Credit Institutions - 1.5%
Capital One Financial Corp.                                                        2,000           82,620
                                                                                            ----------------------
Petroleum Refining - 6.8%
BP Plc. ADR (c)                                                                    1,640           79,278
ChevronTexaco  Corp.                                                               1,000           88,550
Conoco, Inc. - Class A                                                             3,000           77,100
Murphy Oil Corp.                                                                   1,500          119,250
                                                                                            ----------------------
                                                                                                  364,178
                                                                                            ----------------------
Pharmaceutical Preparations - 9.3%
American Home Product Corp.                                                        1,800          100,494
Bristol Myers Squibb Co.                                                           1,750           93,538
Johnson & Johnson                                                                  2,000          115,820
Merck & Company, Inc.                                                              1,500           95,715
Schering-Plough Corp.                                                              2,500           92,950
                                                                                           ----------------------
                                                                                                  498,517
                                                                                           ----------------------
Primary Production Of Aluminum - 1.8%
Alcoa, Inc.                                                                        3,000           96,810
                                                                                           ----------------------
Orthodpedic, Prosthetic & Surgical Appliances & Supplies - 0.1%
Zimmer Holdings, Inc. (a)                                                            175            5,409
                                                                                            ----------------------

See accompanying notes which are an integral part of the financial statements.

AAM Equity Fund
Schedule of Investments - October 31, 2001

Common Stocks - 92.9% - continued                                                 Shares       Value

Retail-Drug Stores & Proprietary Stores - 1.5%
Walgreen Co.                                                                       2,500    $  80,950
                                                                                            ----------------------
Retail-Radio TV & Consumer Electronics Stores - 2.3%
Circuit City Stores, Inc.                                                          9,000      123,480
                                                                                            ----------------------
Rolling Drawing & Extruding Of Nonferrous Metals - 2.0%
Tredegar Corp.                                                                     6,000      106,500
                                                                                            ----------------------
Semiconductors & Related Devices - 3.0%
Intel Corp.                                                                        6,500      158,730
                                                                                            ---------------------
Services-Computer Programming, Data Processing, Etc. - 1.2%
AOL-Time Warner, Inc. (a)                                                          2,000       62,200
                                                                                            ----------------------
Services-Miscellaneous Amusement & Recreation - 2.8%
Walt Disney Co.                                                                    8,000      148,720
                                                                                            ----------------------

Services - Motion Picture & Video Tape Production - 1.5%
Fox Entertainment Group, Inc. (a)                                                  3,575       78,685
                                                                                            ----------------------
Services-Prepackaged Software - 2.2%
Microsoft Corp. (a)                                                                2,000      116,300
                                                                                            ----------------------
Ship & Boat Building & Repairing - 2.3%
General Dynamics Corp.                                                             1,500      122,400
                                                                                            ----------------------
Telephone Communications (No Radio Telephone) - 0.8%
Liberty Media Corp. - Class A (a)                                                  3,550       41,500
                                                                                            ----------------------
Telephone Services - 2.1%
SBC Communications, Inc.                                                           3,000      114,330
                                                                                            ----------------------
Wholesale-Groceries & Related Products - 1.6%
Sysco Corp.                                                                        3,500       84,385
                                                                                            ----------------------
Total Common Stock (Cost $5,181,502)                                                         4,989,672
                                                                                            ----------------------



                                                                                 Principal
                                                                                  Amount      Value
Money Market Securities - 6.8%
Huntington Money Fund - Investment A, 1.57%  (Cost $366,217)                     $ 366,217     $ 366,217
                                                                                              ----------------------

See accompanying notes which are an integral part of the financials statements.

AAM Equity Fund
Schedule of Investments - October 31, 2001

TOTAL INVESTMENTS (Cost $5,547,719) - 99.7%                                                    $ 5,355,889
                                                                                               ----------------------
Other assets less liabilities - 0.3%                                                                15,039
                                                                                               ----------------------
Total Net Assets - 100.0%                                                                      $ 5,370,928
                                                                                               ======================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at October 31, 2001.
(c) American Depository Receipt.

See accompanying notes which are an integral part of the financials statements.

AAM Equity Fund
Statement of Assets and Liabilities - October 31, 2001


Assets
Investment in securities, at value (cost $5,547,719)                $ 5,355,889
Dividends receivable                                                      3,750
Interest receivable                                                         327
Receivable from investment adviser                                        1,778
Deferred organization costs                                              10,280
                                                              ------------------
     Total assets                                                     5,372,024
                                                              ------------------

Liabilities
Accrued trustee expense                                                   1,096
                                                              ------------------
     Total liabilities                                                    1,096
                                                              ------------------

Net Assets                                                          $ 5,370,928
                                                              ==================

Net Assets consist of:
Paid in capital                                                     $ 5,746,590
Undistributed net investment income                                      22,858
Undistributed net realized loss on investments                         (206,690)
Net unrealized depreciation on investments                             (191,830)
                                                              ------------------

Net Assets, for 557,912 shares                                      $ 5,370,928
                                                              ==================
Net Asset Value

Net Assets
Offering price and redemption price per share
($5,370,928 / 557,912)                                                   $ 9.63
                                                              ==================



See accompanying notes which are an integral part of the financial statements.

AAM Equity Fund
Statement of Operations
For the year ended October 31, 2001

Investment Income
Dividend income                                                        $ 63,343
Interest income                                                          22,417
                                                              ------------------
Total Income                                                             85,760
                                                              ------------------

Expenses
Investment advisory fee                                                  61,147
Organizational expenses                                                   6,198
Trustees' fees                                                            2,200
                                                              ------------------
Total expenses before reimbursement                                      69,545
Reimbursed expenses                                                      (8,398)
                                                              ------------------

   Total operating expenses                                              61,147
                                                              ------------------

Net Investment Income (Loss)                                             24,613
                                                              ------------------
Realized & Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments                                 (84,324)
Net change in unrealized appreciation (depreciation)
   on investments                                                      (890,344)
                                                              ------------------
Net realized and unrealized gain (loss) on investments                 (974,668)
                                                              ------------------
Net increase (decrease) in net assets resulting from operations      $ (950,055)
                                                              ==================



See accompanying notes which are an integral part of the financial statements.

AAM Equity Fund
Statement of Changes in Net Assets

                                                                      Year         Year
                                                                     ended         ended
                                                                  October 31,     October 31,
                                                                      2001           2000
                                                               -----------------  -----------------
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                                       $ 24,613           $ 10,114
  Net realized gain (loss) on investment securities                   (84,324)           (30,026)
  Change in net unrealized appreciation (depreciation)               (890,344)           230,800
                                                               -----------------   -----------------

  Net increase (decrease)  in net assets resulting from operations   (950,055)           210,888
                                                               -----------------  -----------------
Distributions to shareholders
  From net investment income                                          (11,870)           (16,393)
  From net realized gains                                                   0                  0
                                                               -----------------  -----------------
  Total distributions                                                 (11,870)           (16,393)

Capital Share Transactions
  Net proceeds from sale of shares                                   1,884,619          1,722,471
  Shares issued in reinvestment of dividends                             9,397             10,990
  Shares redeemed                                                     (855,693)          (970,172)
                                                              -----------------  -----------------
  Net increase (decrease) in net assets resulting
    from share transactions                                           1,038,323            763,289
                                                              -----------------  -----------------
Total increase (decrease) in net assets                                  76,398            957,784

Net Assets
  Beginning of year                                                   5,294,530          4,336,746
                                                               -----------------  -----------------
  End of year [including accumulated undistributed net
    investment income of $22,858 and $10,114, respectively]         $ 5,370,928        $ 5,294,530
                                                               =================  =================

Capital Share Transactions
   Shares sold                                                          177,186           149,804
   Shares issued in reinvestment of distributions                           829               960
   Shares repurchased                                                  (79,125)           (86,503)
                                                               -----------------  -----------------

   Net increase (decrease) from capital transactions                     98,890             64,261
                                                               =================  =================





See accompanying notes which are integral part of the financial

AAM Equity Fund
Financial Highlights

                                                                Year              Year              Year             Period
                                                               ended             ended             ended             ended
                                                             October 31,       October 31,       October 31,       October 31,
                                                                 2001              2000              1999            1998 (a)
                                                            ---------------   ---------------   ---------------   ---------------

Net asset value, beginning of period                          $ 11.53           $ 10.99            $ 9.43           $ 10.00
                                                            ---------------   ---------------   ---------------   ---------------

Income from investment operations
   Net investment income (loss)                                  0.05              0.03              0.05              0.03
   Net realized and unrealized gain (loss)                      (1.92)             0.55              1.53             (0.60)
                                                            ---------------   ---------------   ---------------   ---------------
Total from investment operations                                (1.87)             0.58              1.58             (0.57)
                                                            ---------------   ---------------   ---------------   ---------------
Distribution to shareholders from:
  Net investment income                                         (0.03)            (0.04)            (0.02)             0.00
  Net realized gains                                             0.00              0.00              0.00              0.00
                                                            ---------------   ---------------   ---------------   ---------------
Total distributions                                             (0.03)            (0.04)            (0.02)             0.00
                                                            ---------------   ---------------   ---------------   ---------------

Net asset value, end of period                                 $ 9.63           $ 11.53           $ 10.99            $ 9.43
                                                            ===============   ===============   ===============   ===============

Total Return                                                   (16.28)%           5.28%            16.74%             (5.70)(b)

Ratios/Supplemental Data
Net assets, end of period (000)                                $5,371            $5,295            $4,337            $2,852
Ratio of expenses to average net assets                          1.15%             1.15%             1.15%             1.14% (c)
Ratio of expenses to average net assets before reimbursement     1.30%             1.35%             1.35%             1.40% (c)
Ratio of net investment income to average net assets             0.46%             0.22%             0.43%             0.90% (c)
Ratio of net investment income to average net assets
 before reimbursement                                            0.30%             0.02%             0.23%             0.64% (c)
Portfolio turnover rate                                         21.63%            32.79%            27.34%            14.41% (c)

(a)  June 30, 1998 (commencement of operations) to October 31, 1998.
(b)  For periods of less than a full year,  the total return is not annualized.
(c)  Annualized.




See accompanying notes which are an integral part of the financial statements.

                               AAM Equity Fund
                          Notes to Financial Statements
                                October 31, 2001

NOTE 1.  ORGANIZATION

AAM Equity Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds (the "Trust") on June 30, 1998 and commenced operations on June 30, 1998. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long-term capital appreciation. The investment advisor to the Fund is Appalachian Asset Management (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. At October 31, 2001, loss carryovers totaled $206,690:
$84,324 expiring in 2009, $30,026 expiring in 2008, $74,070 expiring 2007, and
$18,270 expiring in 2006.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                 AAM Equity Fund
                          Notes to Financial Statements
                          October 31, 2001 - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund Advisor is Appalachian  Asset Management,  Inc. Its President,  Knox H.
Fuqua, controls the Advisor. Mr. Fuqua is primarily responsible for the day-to-day management of the Fund's portfolio.

 Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of non-interested person Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.15% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the fiscal year ended, October 31, 2001 the Advisor earned a fee of $61,147 from the Fund. The Advisor has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person Trustees incurred by the Fund through February 28, 2002, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.15% of average daily net assets. For the fiscal year ended October 31, 2001, the Advisor reimbursed Trustees' fees and organizational expenses of $8,398.

The Fund retains Unified Fund Services, Inc. ("Unified") to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

Prior to December 31, 2000, the Fund retained AmeriPrime Financial Securities, Inc. to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of each Fund's shares. There were no payments made to the either distributor during the fiscal year ended October 31, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities, Inc. and Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

For the fiscal year ended October 31, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $2,140,231 and $1,036,099, respectively. At October 31, 2001, the unrealized appreciation for all securities totaled $437,977 and the unrealized depreciation for all securities totaled $629,807 for a net unrealized depreciation of $191,830. The aggregate cost of securities for federal income tax purposes at October 31, 2001 was $5,547,719.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2001, National Financial Services Corp. held for the benefit of others in aggregate more than 71% of the Fund.

                                 AAM Equity Fund
                          Notes to Financial Statements
                          October 31, 2001 - continued


NOTE 7.  ORGANIZATION COSTS

Organization costs are being amortized on a straight-line basis over a five-year period that will end in June 2003.

INDEPENDENT AUDITOR'S REPORT




To The Shareholders and Board of Trustees
AAM Equity Fund

We have audited the accompanying statement of assets and liabilities of the AAM Equity Fund, including the schedule of portfolio investments as of October 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period of June 30, 1998 (commencement of operation) through October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AAM Equity Fund as of October 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and for the period of June 30, 1998 (commencement of operations) through October 31, 1998, in conformity with accounting principles generally accepted in the United States of America.





McCurdy & Associates CPA's, Inc.
Westlake, Ohio
November 28, 2001

Florida Street Growth Fund
Schedule of Investments - October 31, 2001

Common Stock - 81.2%                       Shares              Value

Biological Products (No Diagnostics) - 1.7%
Medimmune, Inc. (a)                           1,200        $     47,088
                                                            ------------


Communication Services, NEC - 0.6%
XM Satellite Radio Holdings, Inc. Class A (a) 2,500              17,850
                                                            ------------


Drilling Oil & Gas Wells - 2.2%
Nabors Industries, Inc. (a)                   2,000              61,480
                                                            ------------


Electronic Components & Accessories - 1.5%
SCI Systems, Inc. (a)                         2,000              40,620
                                                            ------------

Electronic Computers - 1.5%
Sun Microsystems, Inc. (a)                    4,000              40,600
                                                            ------------

Guided Missiles & Space Vehicles & Parts - 2.7%
Goodrich Corp.                                3,500              74,725
                                                            ------------


Metal Working & Machinery & Equipment - 2.8%
SPX Corp. (a)                                   800              79,680
                                                            ------------

Miscellaneous Transportation Equipment - 2.0%
Arctic Cat, Inc.                              3,500              56,700
                                                            ------------

Motor Vehicle Parts & Accessories - 4.6%
Gencorp, Inc.                                                 8,095,200
TRW, Inc.                                                     1,033,790
                                                            ------------
                                                                         128,990
                                                            ------------

Ordnance & Accessories (No Vehicles) - 6.5%
Alliant Techsystems, Inc. (a)                 2,100             183,246
                                                            ------------


Pharmaceutical Preparations - 4.4%
Forest Laboratories, Inc. (a)                 1,000              74,380
Watson Pharmaceuticals, Inc. (a)              1,000              47,680
                                                            ------------

                                                                         122,060
                                                            ------------

Plastic Products, NEC - 1.2%
AptarGroup, Inc.                              1,100              33,110
                                                            ------------

Plastics, Foil & Coated Paper Bags - 2.9%
Pactiv Corp. (a)                              5,000              81,000
                                                            ------------

Radio & TV Broadcasting & Communications - 1.8%
Nokia Corp. ADR (c)                           2,500              51,275
                                                            ------------

Retail Variety Stores - 2.7%
BJ's Wholesale Club, Inc. (a)                 1,500              76,155
                                                            ------------

Florida Street Growth Fund
Schedule of Investments - October 31, 2001 - continued

Common Stock - 81.2%                       Shares              Value

Search, Detection, Navigation, Guidance,
   Aeronautical Systems - 4.8%
EDO Corp.                                     5,000        $    134,750
                                                            ------------


Semiconductors & Related Devices - 8.4%
Avanex Corp. (a)                              6,100              30,256
Cree, Inc. (a)                                4,000              71,800
International Rectifier Corp. (a)             3,800             133,418
                                                            ------------
                                                                         235,474
                                                            ------------

Services - Commercial Physical & Biological Research - 0.9%
Edwards Lifesciences Co. (a)                  1,000              25,400
                                                            ------------

Services - Computer Integrated Systems Design - 2.7%
Sonus Networks, Inc. (a)                     18,000              75,780
                                                            ------------

Services Computer Programming - 2.0%
Rare Medium Group, Inc. (a)                 150,000              55,500
                                                            ------------


Ship, Boat Building & Repair - 2.9%
General Dynamics Corp.                        1,000              81,600
                                                            ------------

Special Industry Machinery, NEC - 4.3%
Trikon Technologies, Inc. (a)                14,000             119,140
                                                            ------------


Surgical, Medical Instruments & Apparatus - 2.9%
Teleflex, Inc.                                2,000              80,000
                                                            ------------


Telephone & Telegraph Apparatus - 5.1%
Corning, Inc.                                 7,140              57,548
Corvis Corp. (a)                             38,000              85,500
                                                            ------------

                                                                         143,048
                                                            ------------

Telephone Communications (No Radio) - 8.1%
L-3 Communications Holdings, Inc. (a)         2,600             225,862
                                                            ------------


TOTAL COMMON STOCKS (Cost $2,211,805)                         2,271,133
                                                            ------------

                                         Principal
Money Market Securities - 21.0%            Amount
Federated Prime Obligations Fund, 2.43% (b)
   (Cost $588,417)                        $ 588,417       $     588,417
                                                            ------------



TOTAL INVESTMENTS - 102.2% (Cost $2,800,222)                  2,859,550
                                                            ------------

Liabilities in excess of other assets - (2.2)%                  (61,104)
                                                            ------------
                                                            ------------
Total Net Assets - 100.0%                                 $   2,798,446
                                                            ============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at October 31, 2001.
(c) American Depositary Receipt

Florida Street Growth Fund                              October 31, 2001
Statement of Assets & Liabilities

Assets
Investment in securities, at value (cost $2,800,222)      $ 2,859,550
Dividends receivable                                              586
Interest receivable                                             1,569
                                                        --------------
     Total assets                                           2,861,705
                                                        --------------

Liabilities
Payable to custodian bank                                      59,530
Accrued investment advisory fee                                 3,729
                                                        --------------
     Total liabilities                                         63,259
                                                        --------------

Net Assets                                                $ 2,798,446
                                                        ==============

Net Assets consist of:
Paid in capital                                           $ 3,611,849
Accumulated net investment income                               4,504
Accumulated net realized gain (loss) on investments          (877,235)
Net unrealized appreciation (depreciation) on investments      59,328
                                                        --------------

Net Assets, for 356,717 shares                            $ 2,798,446
                                                        ==============

Net Asset Value

Net Asset Value
Offering price and redemption price per share
   ($ 2,798,446/ 356,717)                                       $7.85
                                                        ==============

Florida Street Growth Fund
Statement of Operations for the year ended October 31, 2001


Investment Income
Dividend income                                                  $ 22,055
Interest income                                                    30,470
                                                            --------------
Total Income                                                       52,525

Expenses
Investment advisory fee                                            46,690
Trustees' fees                                                      1,500
                                                            --------------
                                                            --------------
Total operating expenses                                           48,190
Reimbursed expenses                                                (1,500)
                                                            --------------
                                                            --------------
                                                                          46,690
                                                            --------------
Net Investment Income (Loss)                                        5,835
                                                            --------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                (874,269)
Change in net unrealized appreciation (depreciation)
   on investment securities                                      (543,184)
                                                            --------------
Net realized & unrealized gain (loss)
   on investment securities                                    (1,417,453)
                                                            --------------
Net increase (decrease) in net assets
  resulting from operatios                                   $ (1,411,618)
                                                            ==============


Florida Street Growth Fund
Statement of Changes in Net Assets



                                                     Year ended         Year ended
                                                    October 31, 2001   October 31, 2000
                                                    --------------     -------------
Increase in Net Assets
Operations
  Net investment income (loss)                    $         5,835    $      (32,025)
  Net realized gain (loss) on
    investment securities                                (874,269)        1,436,697
  Change in net unrealized appreciation
   (depreciation)                                        (543,184)          (71,053)
                                                    --------------     -------------
  Net increase (decrease) in net assets
   resulting from operations                           (1,411,618)        1,333,619
                                                    --------------     -------------
Distributions to shareholders
  From net realized gain                                 (999,515)                0
                                                    --------------     -------------
                                                    --------------     -------------
  Total distributions                                    (999,515)                0
                                                    --------------     -------------
Share Transactions
  Net proceeds from sale of shares                         79,776           247,952
  Shares issued in reinvestment of distributions          996,912                 -
  Shares redeemed                                        (791,926)         (259,473)
                                                    --------------     -------------
Net increase (decrease) in net assets resulting
  from share transactions                                 284,762           (11,521)
                                                    --------------     -------------
Total increase (decrease) in net assets                (2,126,371)        1,322,098

Net Assets
  Begining of year                                      4,924,817         3,602,719
                                                    --------------     -------------
  End of year [including accumulated net investment
    income (loss) of $4,504 and $1,331, respective$y.]  2,798,446    $    4,924,817
                                                    ==============     =============

Capital Share Transactions:
Shares sold                                                 8,329            14,704
Shares issued on reinvestment
  of dividends                                            111,761                 -
Shares repurchased                                        (87,907)          (18,372)
                                                    --------------     -------------

Net increase (decrease) from
  capital share transactions                               32,183            (3,668)
                                                    ==============     =============

Florida Street Growth Fund
Financial Highlights

                                                 Year         Year        Year        Year       Period
                                                 ended       ended        ended       ended       ended
                                               October 31,  October 31, October 31, October 31, October 31,
                                                  2001         2000        1999        1998      1997 (a)
                                              ----------   ---------   ----------  ----------  ----------
Selected Per Share Data
Net asset value, beginning of period            $ 15.18     $ 10.98       $ 9.16     $ 10.19     $ 10.00
                                              ----------   ---------   ----------  ----------  ----------
Income from investment operations
  Net investment income (loss)                     0.02       (0.10)       (0.04)       0.02        0.03
  Net realized and unrealized gain (loss)         (4.26)       4.30         1.88       (1.01)       0.16
                                              ----------   ---------   ----------  ----------  ----------
Total from investment operations                  (4.24)       4.20         1.84       (0.99)       0.19
                                              ----------   ---------   ----------  ----------  ----------
Less distributions
  From net investment income                       0.00        0.00        (0.02)      (0.01)       0.00
  From net realized gain                          (3.09)       0.00         0.00       (0.03)       0.00
                                              ----------   ---------   ----------  ----------  ----------
Total distributions                               (3.09)       0.00        (0.02)      (0.04)       0.00
                                              ----------   ---------   ----------  ----------  ----------
Net asset value, end of period                   $ 7.85     $ 15.18      $ 10.98      $ 9.16     $ 10.19
                                              ==========   =========   ==========  ==========  ==========

Total Return (b)                                 (30.37)%    38.25%       20.06%       (9.73)%     1.90% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                  $2,798      $4,925       $3,603      $3,320      $2,117
Ratio of expenses to average net assets            1.34%       1.37%        1.35%       1.25%       1.35% (c)
Ratio of expenses to average net assets
   before reimbursement                            1.38%       1.40%        1.38%       1.35%       1.35% (c)
Ratio of net investment income
   average net assets                             (0.17%)     (0.62)%      (0.40)%      0.21%       1.14% (c)
Ratio of net investment income (loss) to
   average net assets before reibursement          0.12%      (0.65)%      (0.43)%      0.12%       1.14% (c)
Portfolio turnover rate                          148.25%     114.00%      111.97%      63.10%       0.87% (c)


(a) August 6, 1997 (commencement of operations) to October 31, 1997
(b) For period of less than a full year, total return is not annualized.
(c) Annualized

                          Florida Street Growth Fund
                        Notes to Financial Statements
                               October 31, 2001

NOTE 1.  ORGANIZATION

     Florida Street Growth Fund (the "Fund") was organized as a series of the AmeriPrime Funds (the "Trust") on June 10, 1997 and commenced operations on August 6, 1997. The Trust is established under the laws of Ohio by an agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified series, open-end management investment company. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund's investment objective is to provide long term growth of capital. The investment advisor to the Fund is Commonwealth Advisors, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund's Advisor, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that the price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing services, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions- The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

     Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital and realized gains for the Fund.

                          Florida Street Growth Fund
                        Notes to Financial Statements
                               October 31, 2001

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Commonwealth Advisors, Inc. to manage the Fund's investments. Walter Morales, President of the Advisor is responsible for the day-to-day management of the Fund.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, Rule 12b-1 expenses and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the Advisor. For the year ended October 31, 2001, the Advisor received a fee of $46,690 from the Fund. . The Adviser has voluntarily agreed to reimburse fees and other expenses of the non-interested person Trustees to the extent necessary to maintain total operating expenses at the annual rate of 1.35%. For the year ended October 31, 2001, the Adviser reimbursed expenses of $1,500. There is no assurance that such reimbursement will continue.

The Fund has retained Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and /or employees of Unified.

Prior to December 31, 2000, the Fund had retained AmeriPrime Financial Securities, Inc. to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to either distributor during the year ended October 31, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities Inc. and Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

     For the year ended October 31, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $3,237,627 and $4,799,890, respectively. The gross unrealized appreciation for all securities totaled $296,801 and the gross unrealized depreciation for all securities totaled $237,473 for a net unrealized appreciation of $59,328. The aggregate cost of securities for federal income tax purposes at October 31, 2001 was $2,800,222.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS
     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2001, Charles Schwab & Co. held for the benefit of others in aggregate more than 93.87% of the Fund.

                          INDEPENDENT AUDITOR'S REPORT



To The Shareholders and Board of Trustees
Florida Street Growth Fund

      We have audited the accompanying statement of assets and liabilities of the Florida Street Growth Fund, including the schedule of portfolio investments as of October 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period of August 6, 1997 (commencement of operation) through October 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Florida Street Growth Fund as of October 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and for the period of August 6, 1997 (commencement of operation) through October 31, 1997, in conformity with accounting principles generally accepted in the United States of America.



McCurdy & Associates CPA's, Inc.
Westlake, Ohio
November 28, 2001